Not FDIC Insured May Lose Value No Bank Guarantee
FCF-Q1PH

Statements of Investments
(unaudited)
Franklin DynaTech Fund 2
Franklin Focused Growth Fund 7
Franklin Growth Fund 9
Franklin Income Fund 15
Franklin U.S. Government Securities Fund 30
Franklin Utilities Fund 32
Notes to Statements of Investments 34

Franklin Custodian Funds
Statement of Investments (unaudited), December 31, 2021
Franklin DynaTech Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.1%
Aerospace & Defense 0.4%
a
Axon Enterprise, Inc. ................................... United States 800,000 $ 125,600,000
Automobiles 2.8%
a,b
Rivian Automotive, Inc., A ............................... United States 1,679,700 174,168,093
a
Tesla, Inc. ........................................... United States 600,000 634,068,000
808,236,093
Banks 0.6%
a,b
NU Holdings Ltd., A .................................... Brazil 1,149,000 10,777,620
a
SVB Financial Group ................................... United States 250,000 169,560,000
180,337,620
Biotechnology 1.6%
a
Argenx SE .......................................... Netherlands 250,000 88,831,734
a
Avid Bioservices , Inc. .................................. United States 400,000 11,672,000
a
BioNTech SE, ADR .................................... Germany 300,000 77,340,000
a
Intellia Therapeutics, Inc. ................................ United States 550,000 65,032,000
a
Moderna , Inc. ........................................ United States 400,000 101,592,000
a
Natera , Inc. .......................................... United States 1,100,000 102,729,000
447,196,734
Capital Markets 2.5%
Moody's Corp. ........................................ United States 400,000 156,232,000
MSCI, Inc. ........................................... United States 500,000 306,345,000
Tradeweb Markets, Inc., A ............................... United States 2,500,000 250,350,000
712,927,000
Chemicals 0.3%
Linde plc ............................................ United Kingdom 130,000 45,075,336
a,c
SK IE Technology Co. Ltd., 144A, Reg S .................... South Korea 300,000 42,356,765
87,432,101
Consumer Finance 0.0%
†
c
Kaspi.KZ JSC, GDR, Reg S ............................. Kazakhstan 100,000 11,600,000
Electric Utilities 1.0%
NextEra Energy, Inc. ................................... United States 3,000,000 280,080,000
Electronic Equipment, Instruments & Components 1.7%
Amphenol Corp., A .................................... United States 1,300,000 113,698,000
Keyence Corp. ....................................... Japan 200,000 125,675,164
a
Keysight Technologies, Inc. .............................. United States 250,000 51,627,500
a
Trimble, Inc. ......................................... United States 100,000 8,719,000
a
Zebra Technologies Corp., A ............................. United States 300,000 178,560,000
478,279,664
Entertainment 3.0%
a
Netflix, Inc. .......................................... United States 125,000 75,305,000
a
ROBLOX Corp., A ..................................... United States 2,200,000 226,952,000
a
Sea Ltd., ADR ........................................ Taiwan 2,500,000 559,275,000
861,532,000
Equity Real Estate Investment Trusts (REITs) 0.8%
Crown Castle International Corp. .......................... United States 200,000 41,748,000
SBA Communications Corp. ............................. United States 500,000 194,510,000
236,258,000

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin DynaTech Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies 5.8%
Abbott Laboratories .................................... United States 1,150,000 $ 161,851,000
a
CryoPort , Inc. ........................................ United States 300,000 17,751,000
a
Dexcom , Inc. ......................................... United States 200,000 107,390,000
a
Edwards Lifesciences Corp. ............................. United States 1,300,000 168,415,000
a
IDEXX Laboratories, Inc. ................................ United States 650,000 427,999,000
a
Inari Medical, Inc. ..................................... United States 100,000 9,127,000
a
Inmode Ltd. ......................................... United States 1,000,000 70,580,000
a
Insulet Corp. ......................................... United States 250,000 66,517,500
a
Intuitive Surgical, Inc. .................................. United States 925,000 332,352,500
STERIS plc .......................................... United States 700,000 170,387,000
Stryker Corp. ........................................ United States 500,000 133,710,000
1,666,080,000
Health Care Providers & Services 0.7%
UnitedHealth Group, Inc. ................................ United States 375,000 188,302,500
Health Care Technology 1.6%
a
Definitive Healthcare Corp. .............................. United States 350,000 9,565,500
a
Doximity , Inc., A ...................................... United States 250,000 12,532,500
a
Inspire Medical Systems, Inc. ............................ United States 750,000 172,545,000
a
Veeva Systems, Inc., A ................................. United States 1,000,000 255,480,000
450,123,000
Hotels, Restaurants & Leisure 0.8%
a
Airbnb, Inc., A ........................................ United States 700,000 116,543,000
a
Booking Holdings, Inc. ................................. United States 50,000 119,961,500
236,504,500
Industrial Conglomerates 0.4%
Roper Technologies, Inc. ................................ United States 250,000 122,965,000
Interactive Media & Services 7.1%
a
Alphabet, Inc., A ...................................... United States 300,000 869,112,000
a
Alphabet, Inc., C ...................................... United States 100,000 289,359,000
a
Match Group, Inc. ..................................... United States 500,000 66,125,000
a
Meta Platforms, Inc., A ................................. United States 1,400,000 470,890,000
a
Snap, Inc., A ......................................... United States 1,000,000 47,030,000
Tencent Holdings Ltd. .................................. China 1,000,000 58,359,353
a,c
Trustpilot Group plc, 144A, Reg S ......................... United Kingdom 3,000,000 13,272,669
a
ZoomInfo Technologies, Inc., A ........................... United States 3,500,000 224,700,000
2,038,848,022
Internet & Direct Marketing Retail 7.3%
a
Amazon.com, Inc. ..................................... United States 500,000 1,667,170,000
a
DoorDash , Inc., A ..................................... United States 300,000 44,670,000
a
Etsy, Inc. ............................................ United States 100,000 21,894,000
a
Fiverr International Ltd. ................................. United States 200,000 22,740,000
a
MercadoLibre , Inc. .................................... Argentina 250,000 337,100,000
2,093,574,000
IT Services 12.6%
a,c
Adyen NV, 144A, Reg S ................................ Netherlands 200,000 524,585,481
a
Afterpay Ltd. ......................................... Australia 500,000 30,144,200
a
Block, Inc., A ......................................... United States 1,400,000 226,114,000
a
Cloudflare , Inc., A ..................................... United States 1,250,000 164,375,000
a
Endava plc, ADR ...................................... United Kingdom 350,000 58,772,000
a
EPAM Systems, Inc. ................................... United States 350,000 233,957,500
a
Globant SA .......................................... United States 250,000 78,522,500

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin DynaTech Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
IT Services (continued)
Mastercard , Inc., A .................................... United States 1,000,000 $ 359,320,000
a
MongoDB, Inc. ....................................... United States 550,000 291,142,500
a
Okta , Inc. ........................................... United States 200,000 44,834,000
a,b
Paymentus Holdings, Inc., A ............................. United States 421,700 14,751,066
a
PayPal Holdings, Inc. .................................. United States 1,300,000 245,154,000
a
Shopify, Inc., A ....................................... Canada 500,000 688,687,228
a
Snowflake, Inc., A ..................................... United States 450,000 152,437,500
a,b
Thoughtworks Holding, Inc. .............................. United States 547,700 14,683,837
a
Twilio , Inc., A ......................................... United States 1,000,000 263,340,000
Visa, Inc., A .......................................... United States 1,000,000 216,710,000
3,607,530,812
Life Sciences Tools & Services 8.1%
a
10X Genomics, Inc., A .................................. United States 500,000 74,480,000
Agilent Technologies, Inc. ............................... United States 100,000 15,965,000
a
Avantor , Inc. ......................................... United States 500,000 21,070,000
a
Bio-Rad Laboratories, Inc., A ............................. United States 200,000 151,114,000
Bio- Techne Corp. ..................................... United States 200,000 103,468,000
a
Charles River Laboratories International, Inc. ................. United States 100,000 37,678,000
Danaher Corp. ....................................... United States 1,750,000 575,767,500
a
Evotec SE ........................................... Germany 550,000 26,529,646
a
Evotec SE, ADR ...................................... Germany 1,435,600 34,095,500
a
Illumina, Inc. ......................................... United States 200,000 76,088,000
Lonza Group AG ...................................... Switzerland 200,000 166,326,010
a
Maravai LifeSciences Holdings, Inc., A ..................... United States 1,000,000 41,900,000
a
Medpace Holdings, Inc. ................................. United States 200,000 43,528,000
a
Oxford Nanopore Technologies plc ........................ United Kingdom 200,000 1,888,020
a
Repligen Corp. ....................................... United States 1,000,000 264,840,000
Thermo Fisher Scientific, Inc. ............................ United States 900,000 600,516,000
a,c
Wuxi Biologics Cayman, Inc., 144A, Reg S .................. China 8,000,000 94,724,590
2,329,978,266
Media 0.3%
a
Liberty Broadband Corp., A .............................. United States 500,000 80,450,000
Personal Products 0.1%
a
Olaplex Holdings, Inc. .................................. United States 476,300 13,874,619
Pharmaceuticals 1.5%
a
Catalent , Inc. ........................................ United States 1,800,000 230,454,000
Zoetis, Inc. .......................................... United States 800,000 195,224,000
425,678,000
Professional Services 0.3%
a
CoStar Group, Inc. .................................... United States 1,000,000 79,030,000
Semiconductors & Semiconductor Equipment 12.3%
a
Advanced Micro Devices, Inc. ............................ United States 600,000 86,340,000
Analog Devices, Inc. ................................... United States 1,400,000 246,078,000
ASML Holding NV, NYRS ............................... Netherlands 725,000 577,201,500
a
Enphase Energy, Inc. .................................. United States 400,000 73,176,000
Entegris , Inc. ......................................... United States 1,000,000 138,580,000
a,b
GLOBALFOUNDRIES, Inc. .............................. United States 869,900 56,517,403
Intel Corp. ........................................... United States 750,000 38,625,000
KLA Corp. ........................................... United States 400,000 172,044,000
Lam Research Corp. ................................... United States 500,000 359,575,000
Monolithic Power Systems, Inc. ........................... United States 500,000 246,665,000
NVIDIA Corp. ........................................ United States 4,000,000 1,176,440,000
a
SiTime Corp. ......................................... United States 500,000 146,270,000

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin DynaTech Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR ........... Taiwan 300,000 $ 36,093,000
Teradyne, Inc. ........................................ United States 1,000,000 163,530,000
3,517,134,903
Software 24.5%
a
Adobe, Inc. .......................................... United States 550,000 311,883,000
a,b
Amplitude, Inc., A ..................................... United States 300,000 15,882,000
a
ANSYS, Inc. ......................................... United States 500,000 200,560,000
a
AppLovin Corp., A ..................................... United States 100,000 9,426,000
a
Aspen Technology, Inc. ................................. United States 200,000 30,440,000
a
Atlassian Corp. plc, A .................................. United States 1,050,000 400,354,500
a
Autodesk, Inc. ........................................ United States 200,000 56,238,000
a
Avalara, Inc. ......................................... United States 1,200,000 154,932,000
Bentley Systems, Inc., B ................................ United States 300,000 14,499,000
a
Bill.com Holdings, Inc. .................................. United States 800,000 199,320,000
a,b
Braze, Inc., A ........................................ United States 125,000 9,645,000
a
Cadence Design Systems, Inc. ........................... United States 1,600,000 298,160,000
a
Crowdstrike Holdings, Inc., A ............................. United States 500,000 102,375,000
a,b
CS Disco, Inc. ........................................ United States 200,000 7,150,000
a
Datadog , Inc., A ...................................... United States 1,300,000 231,543,000
a
Descartes Systems Group, Inc. (The) ...................... Canada 100,000 8,268,000
a
DocuSign, Inc. ....................................... United States 800,000 121,848,000
a
DoubleVerify Holdings, Inc. .............................. United States 200,000 6,656,000
a
Fortinet, Inc. ......................................... United States 250,000 89,850,000
a,b
Gitlab , Inc., A ........................................ United States 500,000 43,500,000
a
HashiCorp , Inc., A ..................................... United States 246,300 22,423,152
a
HubSpot , Inc. ........................................ United States 850,000 560,277,500
Intuit, Inc. ........................................... United States 1,025,000 659,300,500
Microsoft Corp. ....................................... United States 3,500,000 1,177,120,000
a
Monday.com Ltd. ...................................... United States 375,000 115,770,000
a
Palo Alto Networks, Inc. ................................ United States 150,000 83,514,000
a
Paylocity Holding Corp. ................................. United States 115,000 27,158,400
a,b
Procore Technologies, Inc. .............................. United States 1,100,000 87,967,000
a
salesforce.com, Inc. ................................... United States 1,300,000 330,369,000
a,b
Samsara, Inc., A ...................................... United States 1,275,900 35,865,549
a,b
SentinelOne , Inc., A ................................... United States 1,000,000 50,490,000
a
ServiceNow , Inc. ...................................... United States 1,150,000 746,476,500
a,b
Sprinklr , Inc., A ....................................... United States 1,000,000 15,870,000
a
Synopsys, Inc. ....................................... United States 1,050,000 386,925,000
a
Tyler Technologies, Inc. ................................. United States 300,000 161,385,000
a
Workday, Inc., A ...................................... United States 750,000 204,885,000
a
Zscaler , Inc. ......................................... United States 125,000 40,166,250
7,018,492,351
Technology Hardware, Storage & Peripherals 1.0%
Apple, Inc. .......................................... United States 1,600,000 284,112,000
Trading Companies & Distributors 0.0%
†
Fastenal Co. ......................................... United States 100,000 6,406,000
Total Common Stocks (Cost $14,059,490,800) ...................................
28,388,563,185

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin DynaTech Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 44 .
a a
Country Shares
a
Value
a a a a a a
Preferred Stocks 0.0%
†
Health Care Equipment & Supplies 0.0%
†
d
Sartorius AG, 0.12% ................................... Germany 20,000 $ 13,516,121
Total Preferred Stocks (Cost $13,335,277) ......................................
13,516,121
Total Long Term Investments (Cost $14,072,826,077) ............................
28,402,079,306
a
Short Term Investments 1.4%
a a
Country Shares
a
Value
a
Money Market Funds 0.8%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 219,940,392 219,940,392
Total Money Market Funds (Cost $219,940,392) .................................
219,940,392
Investments from Cash Collateral Received for
Loaned Securities 0.6%
a a a a a
Money Market Funds 0.5%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 142,255,000 142,255,000
Principal
Amount
*
Repurchase Agreements 0.1%
g
Joint Repurchase Agreement, BNP Paribas SA, 0.05%, 1/03/22
(Maturity Value $35,564,013)
Collateralized by U.S. Treasury Bond, Index-Linked, 2%, 1/15/26;
U.S. Treasury Bond, Strip, 11/15/22; U.S. Treasury Bonds, 6.5%
- 7.5%, 8/15/22 - 11/15/26; U.S. Treasury Notes, Index-Linked,
0.625%, 1/15/24 - 1/15/26; and U.S. Treasury Notes, 0.125% -
2.75%, 7/31/22 - 11/15/26 (valued at $36,275,146) ........... 35,563,865 35,563,865
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $177,818,865) ..........................................................
177,818,865
Total Short Term Investments (Cost $397,759,257 ) ...............................
397,759,257
a
Total Investments (Cost $14,470,585,334) 100.5% ...............................
$28,799,838,563
Other Assets, less Liabilities (0.5)% ...........................................
(153,750,647)
Net Assets 100.0% ...........................................................
$28,646,087,916
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at December 31, 2021.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2021, the aggregate value of these securities was $686,539,505, representing 2.4% of net assets.
d
Variable rate security. The rate shown represents the yield at period end.
e
See Note 8 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
g
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At December 31, 2021, all repurchase agreements had been entered into on that date.

Franklin Custodian Funds
Statement of Investments (unaudited), December 31, 2021
Franklin Focused Growth Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.7%
Aerospace & Defense 1.0%
a
Axon Enterprise, Inc. ................................... United States 8,000 $ 1,256,000
Automobiles 5.0%
a
Rivian Automotive, Inc., A ............................... United States 10,000 1,036,900
a
Tesla, Inc. ........................................... United States 5,000 5,283,900
6,320,800
Capital Markets 1.9%
MSCI, Inc. ........................................... United States 4,000 2,450,760
Electric Utilities 3.0%
NextEra Energy, Inc. ................................... United States 40,000 3,734,400
Entertainment 3.9%
a
ROBLOX Corp., A ..................................... United States 15,000 1,547,400
a
Sea Ltd., ADR ........................................ Taiwan 15,000 3,355,650
4,903,050
Equity Real Estate Investment Trusts (REITs) 1.2%
SBA Communications Corp. ............................. United States 4,000 1,556,080
Food & Staples Retailing 2.4%
Costco Wholesale Corp. ................................ United States 5,400 3,065,580
Health Care Equipment & Supplies 7.4%
Abbott Laboratories .................................... United States 17,900 2,519,246
a
IDEXX Laboratories, Inc. ................................ United States 5,600 3,687,376
a
Intuitive Surgical, Inc. .................................. United States 8,500 3,054,050
9,260,672
Health Care Technology 1.8%
a
Veeva Systems, Inc., A ................................. United States 9,000 2,299,320
Interactive Media & Services 5.7%
a
Alphabet, Inc., A ...................................... United States 2,000 5,794,080
a
Meta Platforms, Inc., A ................................. United States 4,000 1,345,400
7,139,480
Internet & Direct Marketing Retail 10.1%
a
Amazon.com, Inc. ..................................... United States 3,000 10,003,020
a
MercadoLibre , Inc. .................................... Argentina 2,000 2,696,800
12,699,820
IT Services 11.2%
a,b
Adyen NV, 144A, Reg S ................................ Netherlands 1,500 3,934,391
a
Block, Inc., A ......................................... United States 6,928 1,118,941
Mastercard , Inc., A .................................... United States 6,000 2,155,920
a
Shopify, Inc., A ....................................... Canada 4,200 5,784,973
a
Twilio , Inc., A ......................................... United States 4,000 1,053,360
14,047,585
Life Sciences Tools & Services 5.6%
Danaher Corp. ....................................... United States 13,500 4,441,635
a
Repligen Corp. ....................................... United States 5,200 1,377,168
a,b
Wuxi Biologics Cayman, Inc., 144A, Reg S .................. China 100,000 1,184,057
7,002,860
Personal Products 1.5%
Estee Lauder Cos., Inc. (The), A .......................... United States 5,000 1,851,000
Semiconductors & Semiconductor Equipment 14.2%
a
Advanced Micro Devices, Inc. ............................ United States 14,000 2,014,600

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Focused Growth Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 44 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
Analog Devices, Inc. ................................... United States 15,000 $ 2,636,550
ASML Holding NV, NYRS ............................... Netherlands 5,500 4,378,770
NVIDIA Corp. ........................................ United States 30,000 8,823,300
17,853,220
Software 20.8%
a
Adobe, Inc. .......................................... United States 4,000 2,268,240
a
Atlassian Corp. plc, A .................................. United States 6,000 2,287,740
a
HubSpot , Inc. ........................................ United States 2,500 1,647,875
Microsoft Corp. ....................................... United States 33,000 11,098,560
a
Procore Technologies, Inc. .............................. United States 20,000 1,599,400
a
salesforce.com, Inc. ................................... United States 7,000 1,778,910
a
ServiceNow , Inc. ...................................... United States 8,500 5,517,435
26,198,160
Total Common Stocks (Cost $93,146,090) ......................................
121,638,787
Short Term Investments 3.2%
a a
Country Shares
a
Value
a
Money Market Funds 3.2%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 4,026,890 4,026,890
Total Money Market Funds (Cost $4,026,890) ...................................
4,026,890
Total Short Term Investments (Cost $4,026,890 ) .................................
4,026,890
a
Total Investments (Cost $97,172,980) 99.9% ....................................
$125,665,677
Other Assets, less Liabilities 0.1% .............................................
155,068
Net Assets 100.0% ...........................................................
$125,820,745
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2021, the aggregate value of these securities was $5,118,448, representing 4.1% of net assets.
c
See Note 8 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Statement of Investments (unaudited), December 31, 2021
Franklin Growth Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.0%
Aerospace & Defense 3.2%
BWX Technologies, Inc. ................................ United States 1,391,394 $ 66,619,945
Lockheed Martin Corp. ................................. United States 337,754 120,041,149
Northrop Grumman Corp. ............................... United States 806,308 312,097,637
Raytheon Technologies Corp. ............................ United States 2,440,830 210,057,830
708,816,561
Auto Components 0.4%
a
Aptiv plc ............................................ United States 605,448 99,868,648
Automobiles 0.9%
a
Lucid Group, Inc. ..................................... United States 3,023,005 115,025,340
a,b
Rivian Automotive, Inc., A ............................... United States 851,137 88,254,396
203,279,736
Beverages 2.8%
Brown-Forman Corp., B ................................ United States 1,594,103 116,146,345
Constellation Brands, Inc., A ............................. United States 547,076 137,299,664
a
Monster Beverage Corp. ................................ United States 2,672,545 256,671,222
PepsiCo, Inc. ........................................ United States 637,643 110,764,965
620,882,196
Biotechnology 1.5%
AbbVie, Inc. ......................................... United States 451,255 61,099,927
Amgen, Inc. ......................................... United States 527,905 118,762,788
a
Iovance Biotherapeutics , Inc. ............................. United States 405,520 7,741,377
a
Mirati Therapeutics, Inc. ................................ United States 266,199 39,048,731
a
Neurocrine Biosciences, Inc. ............................. United States 368,462 31,381,909
a
PTC Therapeutics, Inc. ................................. United States 962,564 38,338,924
a
Regeneron Pharmaceuticals, Inc. ......................... United States 74,624 47,126,548
343,500,204
Building Products 1.4%
Allegion plc .......................................... United States 686,691 90,945,356
Trane Technologies plc ................................. United States 1,079,086 218,007,745
308,953,101
Capital Markets 3.6%
BlackRock, Inc. ....................................... United States 225,749 206,686,755
Charles Schwab Corp. (The) ............................. United States 2,992,369 251,658,233
Intercontinental Exchange, Inc. ........................... United States 1,398,216 191,234,002
S&P Global, Inc. ...................................... United States 104,037 49,098,181
Tradeweb Markets, Inc., A ............................... United States 1,169,031 117,066,764
815,743,935
Chemicals 2.4%
Air Products and Chemicals, Inc. .......................... United States 490,494 149,237,704
a,b
Danimer Scientific, Inc. ................................. United States 214,255 1,825,453
Ecolab, Inc. .......................................... United States 611,807 143,523,804
Linde plc ............................................ United Kingdom 712,720 246,907,590
541,494,551
Commercial Services & Supplies 0.4%
Republic Services, Inc. ................................. United States 638,605 89,053,467
Construction Materials 0.6%
Martin Marietta Materials, Inc. ............................ United States 311,440 137,195,549

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Growth Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electric Utilities 0.8%
NextEra Energy, Inc. ................................... United States 2,013,942 $ 188,021,625
Electrical Equipment 0.4%
AMETEK, Inc. ........................................ United States 686,691 100,971,045
Electronic Equipment, Instruments & Components 3.2%
Amphenol Corp., A .................................... United States 2,841,284 248,498,698
Cognex Corp. ........................................ United States 409,421 31,836,577
a
Keysight Technologies, Inc. .............................. United States 657,494 135,779,086
TE Connectivity Ltd. ................................... United States 1,833,361 295,794,464
711,908,825
Entertainment 1.1%
a
ROBLOX Corp., A ..................................... United States 190,826 19,685,610
a
Walt Disney Co. (The) .................................. United States 1,534,939 237,746,702
257,432,312
Equity Real Estate Investment Trusts (REITs) 1.0%
Crown Castle International Corp. .......................... United States 1,122,315 234,272,033
Food Products 0.2%
Lamb Weston Holdings, Inc. ............................. United States 537,899 34,092,039
Health Care Equipment & Supplies 4.6%
Abbott Laboratories .................................... United States 1,249,657 175,876,726
a
Edwards Lifesciences Corp. ............................. United States 1,177,188 152,504,705
a
Haemonetics Corp. .................................... United States 980,987 52,031,551
a
Intuitive Surgical, Inc. .................................. United States 1,121,248 402,864,406
Stryker Corp. ........................................ United States 402,694 107,688,430
Teleflex, Inc. ......................................... United States 423,207 139,015,035
1,029,980,853
Health Care Providers & Services 0.9%
a
Guardant Health, Inc. .................................. United States 156,330 15,636,127
a
Laboratory Corp. of America Holdings ...................... United States 381,522 119,878,028
UnitedHealth Group, Inc. ................................ United States 153,210 76,932,869
212,447,024
Health Care Technology 0.3%
a
Certara , Inc. ......................................... United States 248,652 7,066,690
a
Veeva Systems, Inc., A ................................. United States 251,987 64,377,639
71,444,329
Hotels, Restaurants & Leisure 0.8%
a
Airbnb, Inc., A ........................................ United States 252,739 42,078,516
a
Booking Holdings, Inc. ................................. United States 29,049 69,695,232
a
Las Vegas Sands Corp. ................................. United States 1,918,347 72,206,581
183,980,329
Interactive Media & Services 5.2%
a
Alphabet, Inc., A ...................................... United States 151,400 438,611,856
a
Alphabet, Inc., C ...................................... United States 153,726 444,820,016
a
IAC/InterActiveCorp ................................... United States 294,297 38,467,561
a
Match Group, Inc. ..................................... United States 635,209 84,006,390
a
Meta Platforms, Inc., A ................................. United States 426,520 143,460,002
a
Vimeo, Inc. .......................................... United States 477,790 8,581,109
1,157,946,934

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Growth Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Internet & Direct Marketing Retail 4.1%
a
Amazon.com, Inc. ..................................... United States 277,440 $ 925,079,290
IT Services 6.2%
a,c
Adyen NV, 144A, Reg S ................................ Netherlands 59,417 155,846,478
Automatic Data Processing, Inc. .......................... United States 109,031 26,884,864
a,d,e
Canva , Inc. .......................................... Australia 25,413 43,307,866
a
Marqeta , Inc., A ....................................... United States 814,946 13,992,623
Mastercard , Inc., A .................................... United States 1,130,902 406,355,707
a
Okta , Inc. ........................................... United States 312,356 70,020,845
a,b
Paymentus Holdings, Inc., A ............................. United States 367,494 12,854,940
a
PayPal Holdings, Inc. .................................. United States 723,137 136,369,175
a
Snowflake, Inc., A ..................................... United States 352,892 119,542,165
a
Twilio , Inc., A ......................................... United States 451,116 118,796,887
Visa, Inc., A .......................................... United States 1,373,381 297,625,396
1,401,596,946
Life Sciences Tools & Services 6.8%
a
10X Genomics, Inc., A .................................. United States 314,320 46,821,107
Agilent Technologies, Inc. ............................... United States 1,275,282 203,598,771
Danaher Corp. ....................................... United States 1,130,127 371,823,084
a
Illumina, Inc. ......................................... United States 590,097 224,496,503
a
Mettler -Toledo International, Inc. .......................... United States 261,391 443,635,419
Thermo Fisher Scientific, Inc. ............................ United States 179,061 119,476,662
a,c
Wuxi Biologics Cayman, Inc., 144A, Reg S .................. China 9,339,139 110,580,765
1,520,432,311
Machinery 4.0%
Caterpillar, Inc. ....................................... United States 318,909 65,931,247
Deere & Co. ......................................... United States 461,182 158,134,696
Fortive Corp. ......................................... United States 1,074,967 82,009,232
Illinois Tool Works, Inc. ................................. United States 980,987 242,107,592
Ingersoll Rand, Inc. .................................... United States 1,349,288 83,480,449
Otis Worldwide Corp. .................................. United States 520,579 45,326,813
a,b
Proterra , Inc. ......................................... United States 1,775,253 15,675,484
Stanley Black & Decker, Inc. ............................. United States 778,762 146,890,088
Xylem, Inc. .......................................... United States 530,104 63,570,072
903,125,673
Media 0.6%
Cable One, Inc. ....................................... United States 47,674 84,070,715
Comcast Corp., A ..................................... United States 787,868 39,653,397
123,724,112
Personal Products 0.4%
Estee Lauder Cos., Inc. (The), A .......................... United States 184,612 68,343,362
a
Olaplex Holdings, Inc. .................................. United States 360,814 10,510,512
78,853,874
Pharmaceuticals 4.0%
AstraZeneca plc, ADR .................................. United Kingdom 2,012,642 117,236,397
a
Catalent , Inc. ........................................ United States 2,412,989 308,934,982
Eli Lilly & Co. ........................................ United States 1,142,881 315,686,590
Johnson & Johnson ................................... United States 596,233 101,997,579
Merck & Co., Inc. ..................................... United States 759,952 58,242,721
902,098,269
Professional Services 2.1%
a
CoStar Group, Inc. .................................... United States 1,275,638 100,813,671

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Growth Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Professional Services (continued)
Equifax, Inc. ......................................... United States 481,120 $ 140,867,125
IHS Markit Ltd. ....................................... United States 912,167 121,245,238
Verisk Analytics, Inc. ................................... United States 489,724 112,014,570
474,940,604
Road & Rail 3.2%
Canadian Pacific Railway Ltd. ............................ Canada 1,394,455 100,317,093
JB Hunt Transport Services, Inc. .......................... United States 490,494 100,256,974
a
Uber Technologies, Inc. ................................. United States 999,629 41,914,444
Union Pacific Corp. .................................... United States 1,899,180 478,460,417
720,948,928
Semiconductors & Semiconductor Equipment 7.0%
a,b
Alphawave IP Group plc ................................ United Kingdom 2,225,298 6,013,189
ASML Holding NV, NYRS ............................... Netherlands 402,541 320,478,992
Lam Research Corp. ................................... United States 29,431 21,165,304
Monolithic Power Systems, Inc. ........................... United States 441,446 217,778,555
NVIDIA Corp. ........................................ United States 2,017,847 593,468,981
NXP Semiconductors NV ............................... China 664,767 151,420,627
Texas Instruments, Inc. ................................. United States 1,373,381 258,841,117
1,569,166,765
Software 17.2%
a
Adobe, Inc. .......................................... United States 167,184 94,803,359
a
AppLovin Corp., A ..................................... United States 255,331 24,067,500
a
Atlassian Corp. plc, A .................................. United States 216,167 82,422,315
a
Autodesk, Inc. ........................................ United States 767,572 215,833,571
a
Avalara, Inc. ......................................... United States 800,822 103,394,128
a
Bill.com Holdings, Inc. .................................. United States 1,062,990 264,843,959
a
Crowdstrike Holdings, Inc., A ............................. United States 84,845 17,372,014
a,b
Gitlab , Inc., A ........................................ United States 102,093 8,882,091
a,b
HashiCorp , Inc., A ..................................... United States 189,231 17,227,590
Intuit, Inc. ........................................... United States 806,313 518,636,648
Microsoft Corp. ....................................... United States 3,370,069 1,133,421,606
a
Paycom Software, Inc. ................................. United States 185,577 77,049,715
a,b
Procore Technologies, Inc. .............................. United States 69,092 5,525,287
a
PTC, Inc. ........................................... United States 1,181,307 143,115,343
a
salesforce.com, Inc. ................................... United States 553,101 140,559,557
a
ServiceNow , Inc. ...................................... United States 819,693 532,070,923
a,d,e
Stripe, Inc., B ........................................ United States 540,043 20,449,176
a
Synopsys, Inc. ....................................... United States 521,046 192,005,451
a
Tyler Technologies, Inc. ................................. United States 118,218 63,595,373
a
Workday, Inc., A ...................................... United States 736,048 201,073,593
3,856,349,199
Technology Hardware, Storage & Peripherals 4.9%
Apple, Inc. .......................................... United States 6,208,460 1,102,436,242
Textiles, Apparel & Luxury Goods 1.4%
NIKE, Inc., B ......................................... United States 1,869,347 311,564,064
Trading Companies & Distributors 0.8%
Fastenal Co. ......................................... United States 2,697,023 172,771,293
Water Utilities 0.6%
American Water Works Co., Inc. .......................... United States 686,691 129,688,462
Total Common Stocks (Cost $5,735,431,420) ....................................
22,244,061,328

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Growth Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 44.
a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks 0.3%
IT Services 0.0%
†
a,d,e
Canva , Inc., A ........................................ Australia 2,353 $ 4,009,893
a,d,e
Canva , Inc., A-3 ...................................... Australia 94 160,191
a,d,e
Canva , Inc., A-4 ...................................... Australia 8 13,633
a,d,e
Canva , Inc., A-5 ...................................... Australia 5 8,521
4,192,238
Software 0.3%
a,d,e
Gusto, Inc., E ........................................ United States 822,494 22,250,562
a,d,e
OneTrust LLC, C ...................................... United States 849,894 15,967,467
a,d,e
Stripe, Inc., H ........................................ United States 756,137 28,631,754
66,849,783
Total Convertible Preferred Stocks (Cost $76,200,357) ...........................
71,042,021
Total Long Term Investments (Cost $5,811,631,777) .............................
22,315,103,349
a
Short Term Investments 0.9%
a a
Country Shares
a
Value
a
Money Market Funds 0.6%
f,g
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 141,220,041 141,220,041
Total Money Market Funds (Cost $141,220,041) .................................
141,220,041
Investments from Cash Collateral Received for
Loaned Securities 0.3%
a a a a a
Money Market Funds 0.2%
f,g
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 51,842,000 51,842,000
Principal
Amount
*
Repurchase Agreements 0.1%
h
Joint Repurchase Agreement, BNP Paribas SA, 0.05%, 1/03/22
(Maturity Value $12,929,972)
Collateralized by U.S. Treasury Bond, Index-Linked, 2%, 1/15/26;
U.S. Treasury Bond, Strip, 11/15/22; U.S. Treasury Bonds, 6.5%
- 7.5%, 8/15/22 - 11/15/26; U.S. Treasury Notes, Index-Linked,
0.625%, 1/15/24 - 1/15/26; and U.S. Treasury Notes, 0.125% -
2.75%, 7/31/22 - 11/15/26 (valued at $13,188,518) ........... 12,929,918 12,929,918
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $64,771,918) ...........................................................
64,771,918
Total Short Term Investments (Cost $205,991,959 ) ...............................
205,991,959
a
Total Investments (Cost $6,017,623,736) 100.2% ................................
$22,521,095,308
Other Assets, less Liabilities (0.2)% ...........................................
(57,477,257)
Net Assets 100.0% ...........................................................
$22,463,618,051

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Growth Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at December 31, 2021.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2021, the aggregate value of these securities was $266,427,243, representing 1.2% of net assets.
d
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
e
See Note 6 regarding restricted securities.
f
See Note 8 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
h
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At December 31, 2021, all repurchase agreements had been entered into on that date.

Franklin Custodian Funds
Statement of Investments (unaudited), December 31, 2021
Franklin Income Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 44.5%
Aerospace & Defense 1.6%
a
Lockheed Martin Corp. ................................. United States 2,750,000 $ 977,377,500
Raytheon Technologies Corp. ............................ United States 2,959,550 254,698,873
1,232,076,373
Banks 4.1%
Bank of America Corp. ................................. United States 10,000,000 444,900,000
Barclays plc ......................................... United Kingdom 160,000,000 407,230,989
a
Citigroup, Inc. ........................................ United States 6,000,000 362,340,000
a
JPMorgan Chase & Co. ................................. United States 6,500,000 1,029,275,000
Truist Financial Corp. .................................. United States 7,500,000 439,125,000
US Bancorp ......................................... United States 7,000,000 393,190,000
3,076,060,989
Beverages 2.1%
a
Coca-Cola Co. (The) ................................... United States 12,000,000 710,520,000
a
PepsiCo, Inc. ........................................ United States 4,750,100 825,139,871
1,535,659,871
Biotechnology 2.2%
a
AbbVie, Inc. ......................................... United States 9,000,000 1,218,600,000
Amgen, Inc. ......................................... United States 2,000,000 449,940,000
1,668,540,000
Capital Markets 0.3%
a
Morgan Stanley ....................................... United States 2,000,000 196,320,000
Chemicals 1.0%
a
Air Products and Chemicals, Inc. .......................... United States 1,150,000 349,899,000
BASF SE ........................................... Germany 6,000,000 420,779,353
770,678,353
Communications Equipment 0.9%
Cisco Systems, Inc. ................................... United States 10,000,000 633,700,000
Containers & Packaging 0.1%
International Paper Co. ................................. United States 1,714,497 80,547,069
Diversified Telecommunication Services 3.2%
AT&T, Inc. ........................................... United States 22,500,000 553,500,000
BCE, Inc. ........................................... Canada 7,500,000 390,332,147
TELUS Corp. ........................................ Canada 4,000,000 94,234,876
Verizon Communications, Inc. ............................ United States 26,000,000 1,350,960,000
2,389,027,023
Electric Utilities 5.8%
American Electric Power Co., Inc. ......................... United States 8,750,000 778,487,500
Duke Energy Corp. .................................... United States 6,000,000 629,400,000
Edison International ................................... United States 11,000,000 750,750,000
Entergy Corp. ........................................ United States 1,500,000 168,975,000
Exelon Corp. ......................................... United States 7,000,000 404,320,000
b
PG&E Corp. ......................................... United States 10,000,000 121,400,000
PPL Corp. ........................................... United States 6,500,000 195,390,000
Southern Co. (The) .................................... United States 16,500,000 1,131,570,000
Xcel Energy, Inc. ...................................... United States 2,500,000 169,250,000
4,349,542,500
Energy Equipment & Services 0.4%
b,c
Weatherford International plc ............................. United States 10,000,000 277,200,000

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food & Staples Retailing 0.4%
Walmart, Inc. ........................................ United States 2,000,500 $ 289,452,345
Health Care Equipment & Supplies 0.3%
a
Medtronic plc ........................................ United States 2,502,600 258,893,970
Health Care Providers & Services 0.6%
b,c
CHS/Community Health Systems, Inc. ...................... United States 10,000,000 133,100,000
a
CVS Health Corp. ..................................... United States 2,800,000 288,848,000
421,948,000
Health Care Technology 0.0%
†
b
Multiplan Corp. ....................................... United States 5,000,000 22,150,000
Household Products 0.7%
Procter & Gamble Co. (The) ............................. United States 3,250,000 531,635,000
Independent Power and Renewable Electricity Producers 0.2%
Vistra Corp. .......................................... United States 5,800,000 132,066,000
Industrial Conglomerates 0.5%
a
3M Co. ............................................. United States 2,000,000 355,260,000
Honeywell International, Inc. ............................. United States 250,000 52,127,500
407,387,500
Insurance 0.1%
MetLife, Inc. ......................................... United States 850,000 53,116,500
IT Services 0.8%
Fidelity National Information Services, Inc. ................... United States 2,000,000 218,300,000
International Business Machines Corp. ..................... United States 3,000,000 400,980,000
b
Kyndryl Holdings, Inc. .................................. United States 600,000 10,860,000
630,140,000
Metals & Mining 0.2%
BHP Group Ltd., ADR .................................. Australia 1,250,000 75,437,500
d
Rio Tinto plc, ADR ..................................... Australia 1,000,000 66,940,000
142,377,500
Multi-Utilities 3.1%
CMS Energy Corp. .................................... United States 2,000,000 130,100,000
Dominion Energy, Inc. .................................. United States 12,000,000 942,720,000
DTE Energy Co. ...................................... United States 4,000,000 478,160,000
NiSource, Inc. ........................................ United States 1,000,000 27,610,000
Sempra Energy ....................................... United States 5,621,111 743,560,563
2,322,150,563
Oil, Gas & Consumable Fuels 4.8%
BP plc, ADR ......................................... United Kingdom 10,000,000 266,300,000
Chesapeake Energy Corp. .............................. United States 5,000,000 322,600,000
a
Chevron Corp. ....................................... United States 12,000,000 1,408,200,000
Civitas Resources, Inc. ................................. United States 1,750,000 85,697,500
Exxon Mobil Corp. ..................................... United States 15,000,000 917,850,000
Royal Dutch Shell plc, ADR, A ............................ Netherlands 5,500,000 238,700,000
TotalEnergies SE, ADR ................................. France 7,500,000 370,950,000
3,610,297,500
Personal Products 0.7%
Unilever plc .......................................... United Kingdom 10,000,000 536,028,780
Pharmaceuticals 6.8%
AstraZeneca plc, ADR .................................. United Kingdom 2,000,000 116,500,000
Bayer AG ........................................... Germany 5,000,000 266,810,596

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals (continued)
Bristol-Myers Squibb Co. ................................ United States 9,200,000 $ 573,620,000
Johnson & Johnson ................................... United States 6,000,000 1,026,420,000
a
Merck & Co., Inc. ..................................... United States 18,200,000 1,394,848,000
a
Pfizer, Inc. ........................................... United States 29,249,800 1,727,200,690
5,105,399,286
Road & Rail 0.3%
Union Pacific Corp. .................................... United States 1,000,000 251,930,000
Semiconductors & Semiconductor Equipment 0.8%
Intel Corp. ........................................... United States 11,500,001 592,250,052
Specialty Retail 0.6%
a
Home Depot, Inc. (The) ................................. United States 1,000,000 415,010,000
Tobacco 1.5%
Altria Group, Inc. ...................................... United States 4,000,000 189,560,000
British American Tobacco plc ............................. United Kingdom 3,000,000 111,304,652
Philip Morris International, Inc. ........................... United States 8,777,900 833,900,500
1,134,765,152
Wireless Telecommunication Services 0.4%
Vodafone Group plc ................................... United Kingdom 175,000,000 263,377,228
Total Common Stocks (Cost $29,147,267,179) ...................................
33,329,727,554
Equity-Linked Securities 17.1%
Aerospace & Defense 0.6%
e
J.P. Morgan Structured Products BV into Raytheon Technologies
Corp., 144A, 9%, 3/18/22 .............................. United States 3,345,000 273,784,384
e
J.P. Morgan Structured Products BV into Raytheon Technologies
Corp., 144A, 10%, 1/11/22 ............................. United States 2,120,000 164,709,343
438,493,727
Air Freight & Logistics 0.3%
e
Royal Bank of Canada into United Parcel Service, Inc., 144A, 8.5%,
3/08/22 ........................................... United States 1,355,000 241,100,070
Airlines 0.2%
e
BNP Paribas Issuance BV into Delta Air Lines, Inc., 144A, 10%,
5/03/22 ........................................... United States 3,507,000 141,992,603
Automobiles 0.6%
e
Bank of America Corp. into Ford Motor Co., 144A, 12%, 12/07/22 . United States 6,892,000 139,346,195
e
Credit Suisse AG into General Motors Co., 144A, 12%, 2/08/22 ... United States 4,820,000 280,598,315
419,944,510
Banks 2.0%
e
Barclays Bank plc into Truist Financial Corp., 144A, 8%, 8/17/22 .. United States 2,740,000 156,093,398
e
BNP Paribas Issuance BV into Bank of America Corp., 144A, 9%,
4/13/22 ........................................... United States 7,200,000 304,351,590
e
Credit Suisse AG into Citigroup, Inc., 144A, 9%, 8/05/22 ........ United States 4,060,000 251,113,353
e
Mizuho Markets Cayman LP into JPMorgan Chase & Co., 144A, 8%,
6/30/22 ........................................... United States 1,620,000 252,108,851
e
National Bank of Canada into Bank of America Corp., 144A, 8%,
6/15/22 ........................................... United States 5,833,000 255,652,379
e
UBS AG into JPMorgan Chase & Co., 144A, 8.5%, 5/06/22 ...... United States 1,725,000 268,870,074
1,488,189,645

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Biotechnology 0.7%
e
Merrill Lynch International & Co. CV into Gilead Sciences, Inc., 144A,
10%, 1/25/22 ....................................... United States 3,725,000 $ 254,245,878
e
National Bank of Canada into AbbVie, Inc., 144A, 8.5%, 8/12/22 .. United States 2,197,000 274,902,507
529,148,385
Capital Markets 0.6%
e
Credit Suisse AG into Morgan Stanley, 144A, 8.5%, 7/06/22 ..... United States 2,970,000 268,993,537
e
UBS AG into Morgan Stanley, 144A, 8.5%, 2/11/22 ............ United States 2,345,000 197,870,483
466,864,020
Chemicals 0.4%
e
Citigroup Global Markets Holdings, Inc. into LyondellBasell Industries
NV, 144A, 10%, 6/23/22 ............................... United States 1,600,000 152,172,153
e
National Bank of Canada into Air Products and Chemicals, Inc.,
144A, 8.5%, 4/13/22 ................................. United States 590,000 173,082,427
325,254,580
Communications Equipment 0.6%
e
Royal Bank of Canada into Cisco Systems, Inc., 144A, 8%, 12/02/22 United States 4,700,000 278,410,153
e
Royal Bank of Canada into Cisco Systems, Inc., 144A, 8.5%, 1/25/22 United States 3,175,000 156,748,601
435,158,754
Containers & Packaging 0.5%
e
Mizuho Markets Cayman LP into International Paper Co., 144A, 9%,
12/20/22 .......................................... United States 5,376,300 251,670,643
e
Royal Bank of Canada into International Paper Co., 144A, 9.5%,
3/18/22 ........................................... United States 2,852,000 135,290,921
386,961,564
Energy Equipment & Services 1.2%
e
Credit Suisse AG into Halliburton Co., 144A, 10%, 11/15/22 ...... United States 7,000,000 166,299,280
e
J.P. Morgan Structured Products BV into Baker Hughes Co., 144A,
12%, 2/15/22 ....................................... United States 9,836,000 235,786,362
e
Societe Generale SA into Schlumberger NV, 144A, 10%, 2/10/22 .. United States 8,975,000 256,086,015
e
UBS AG into Halliburton Co., 144A, 12%, 2/25/22 ............. United States 10,300,000 232,665,649
890,837,306
Health Care Providers & Services 0.7%
e
Citigroup Global Markets Holdings, Inc. into CVS Health Corp., 144A,
8%, 5/18/22 ........................................ United States 3,287,000 284,604,089
e
J.P. Morgan Structured Products BV into CVS Health Corp., 144A,
9%, 2/22/22 ........................................ United States 2,950,000 243,034,550
527,638,639
Hotels, Restaurants & Leisure 0.1%
e
Mizuho Markets Cayman LP into Las Vegas Sands Corp., 144A,
12%, 8/29/22 ....................................... United States 1,734,000 66,678,675
Independent Power and Renewable Electricity Producers 0.2%
e
Mizuho Markets Cayman LP into Vistra Corp., 144A, 11%, 11/01/22 United States 7,740,000 160,145,828
Industrial Conglomerates 0.4%
e
Societe Generale SA into Honeywell International, Inc., 144A, 8%,
2/01/22 ........................................... United States 1,271,000 266,752,021
Insurance 1.0%
e
Barclays Bank plc into MetLife, Inc., 144A, 8.5%, 7/11/22 ........ United States 4,240,000 256,965,155
e
Barclays Bank plc into MetLife, Inc., 144A, 9.5%, 3/09/22 ....... United States 4,251,700 262,394,195

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Insurance (continued)
e
National Bank of Canada into MetLife, Inc., 144A, 8.5%, 12/05/22 . United States 4,240,000 $ 266,242,174
785,601,524
Internet & Direct Marketing Retail 0.4%
e
Citigroup Global Markets Holdings, Inc. into Bristol Myers Squibb
Co., 144A, 8.5%, 12/22/22 ............................. United States 4,400,000 265,472,802
Machinery 0.3%
e
Goldman Sachs International Bank into Cummins, Inc., 144A, 9%,
1/28/22 ........................................... United States 920,000 201,976,684
Metals & Mining 1.2%
e
Barclays Bank plc into Newmont Corp., 144A, 9.5%, 6/15/22 ..... United States 3,278,000 208,183,532
e
Citigroup Global Markets Holdings, Inc. into Barrick Gold Corp.,
144A, 9%, 10/13/22 .................................. Canada 3,225,000 60,970,447
e
Citigroup Global Markets Holdings, Inc. into Freeport-McMoRan,
Inc., 144A, 12%, 10/26/22 ............................. United States 6,337,000 234,173,624
e
Morgan Stanley Finance II Ltd. into Rio Tinto Ltd., 144A, 10%,
6/07/22 ........................................... Australia 2,972,000 205,476,157
e
Royal Bank of Canada into Barrick Gold Corp., 144A, 10%, 4/08/22 Canada 8,910,000 167,937,228
876,740,988
Multiline Retail 0.4%
e
Citigroup Global Markets Holdings, Inc. into Target Corp., 144A, 9%,
3/09/22 ........................................... United States 1,386,000 293,200,509
Oil, Gas & Consumable Fuels 0.4%
e
Credit Suisse AG into Chevron Corp., 144A, 10%, 6/07/22 ....... United States 2,540,000 281,334,894
Pharmaceuticals 0.6%
e
National Bank of Canada into Bristol-Myers Squibb Co., 144A, 8.5%,
2/16/22 ........................................... United States 3,984,000 247,916,082
e
Royal Bank of Canada into Merck & Co., Inc., 144A, 8.5%, 10/17/22 United States 2,976,000 233,549,520
481,465,602
Road & Rail 0.3%
e
Goldman Sachs International Bank into Union Pacific Corp., 144A,
8%, 2/09/22 ........................................ United States 1,085,000 258,810,560
Semiconductors & Semiconductor Equipment 3.1%
e
BNP Paribas Issuance BV into Broadcom, Inc., 144A, 10%, 8/08/22 United States 575,000 296,438,329
e
Citigroup Global Markets Holdings, Inc. into Intel Corp., 144A, 10%,
4/06/22 ........................................... United States 3,857,000 203,759,582
e
Citigroup Global Markets Holdings, Inc. into Texas Instruments, Inc.,
144A, 8%, 6/21/22 ................................... United States 1,328,000 248,239,406
e
Goldman Sachs International Bank into Texas Instruments, Inc.,
144A, 8.5%, 12/14/22 ................................. United States 1,200,000 229,157,199
e
Goldman Sachs International Bank into Texas Instruments, Inc.,
144A, 9%, 1/26/22 ................................... United States 1,593,000 281,863,732
e
Merrill Lynch International & Co. CV into Broadcom, Inc., 144A,
9.5%, 10/13/22 ..................................... United States 550,000 300,006,534
e
Mizuho Markets Cayman LP into Microchip Technology, Inc., 144A,
9%, 10/11/22 ....................................... United States 1,273,500 205,286,934
e
National Bank of Canada into Broadcom, Inc., 144A, 10%, 5/02/22 United States 578,000 307,349,036
e
Royal Bank of Canada into Intel Corp., 144A, 9.5%, 12/22/22 .... United States 4,525,000 236,051,714
2,308,152,466
Software 0.3%
e
Mizuho Markets Cayman LP into Workday, Inc., 144A, 9.5%, 6/07/22 United States 921,000 231,326,715
Total Equity-Linked Securities (Cost $12,437,412,533) ...........................
12,769,243,071

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks 2.9%
Capital Markets 0.2%
d
KKR & Co., Inc., 6%, C ................................. United States 1,350,000 $ 125,752,500
Electric Utilities 1.8%
American Electric Power Co., Inc., 6.125% .................. United States 1,600,000 80,192,000
American Electric Power Co., Inc., 6.125% .................. United States 3,600,000 189,360,000
NextEra Energy, Inc., 5.279% ............................ United States 5,250,000 302,085,000
NextEra Energy, Inc., 6.219% ............................ United States 7,250,000 419,847,500
PG&E Corp., 5.5% .................................... United States 500,000 57,840,000
Southern Co. (The), 6.75%, 2019 ......................... United States 6,300,000 338,625,000
1,387,949,500
Machinery 0.0%
†
RBC Bearings, Inc., 5%, A ............................... United States 200,000 20,972,000
Multi-Utilities 0.8%
Dominion Energy, Inc., 7.25%, A .......................... United States 3,050,000 306,952,000
DTE Energy Co., 6.25% ................................ United States 3,250,000 166,855,000
NiSource, Inc., 7.75% .................................. United States 1,167,000 130,692,330
604,499,330
Thrifts & Mortgage Finance 0.1%
FNMA, 5.375% ....................................... United States 4,250 43,562,500
b
Total Convertible Preferred Stocks (Cost $2,187,699,371) ........................
2,182,735,830
Preferred Stocks 0.0%
†
Thrifts & Mortgage Finance 0.0%
†
FHLMC, 8.375%, Z .................................... United States 6,000,000 17,220,000
d
FNMA, 8.25%, S ...................................... United States 4,000,000 12,480,000
29,700,000
Total Preferred Stocks (Cost $238,139,001) .....................................
29,700,000
Warrants
Warrants 0.3%
Oil, Gas & Consumable Fuels 0.3%
b
Chesapeake Energy Corp., 2/09/26 ........................ United States 6,500,000 222,825,000
222,825,000
Total Warrants (Cost $386,060,232) ............................................
222,825,000
Principal
Amount
*
Convertible Bonds 0.1%
Hotels, Restaurants & Leisure 0.0%
†
e
DraftKings , Inc. , Senior Note , 144A, Zero Cpn ., 3/15/28 ......... United States 33,358,000 25,285,364
Media 0.1%
DISH Network Corp. , Senior Note , 2.375% , 3/15/24 ............
United States 85,000,000 81,706,250
Total Convertible Bonds (Cost $105,906,077) ...................................
106,991,614
Corporate Bonds 23.8%
Aerospace & Defense 0.3%
e
Bombardier, Inc. ,
Senior Bond, 144A, 7.5%, 3/15/25 ....................... Canada 10,000,000 10,199,850
Senior Note, 144A, 7.5%, 12/01/24 ...................... Canada 10,000,000 10,431,752

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Aerospace & Defense (continued)
Raytheon Technologies Corp. , Senior Note, 3.125% , 5/04/27 .....
United States 40,000,000 $ 42,503,239
e
TransDigm , Inc. , Senior Secured Note , 144A, 6.25% , 3/15/26 .... United States 125,000,000 130,080,000
193,214,841
Airlines 0.3%
e
American Airlines Group, Inc. , Senior Note , 144A, 5% , 6/01/22 ... United States 91,471,000 91,775,598
e
American Airlines Inc / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note, 144A, 5.5%, 4/20/26 ................ United States 58,000,000 60,402,940
Senior Secured Note, 144A, 5.75%, 4/20/29 ............... United States 50,000,000 53,537,750
205,716,288
Auto Components 0.2%
e
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 53,350,000 52,749,812
e
Goodyear Tire & Rubber Co. (The) ,
Senior Bond, 144A, 5.25%, 7/15/31 ...................... United States 30,000,000 32,616,000
Senior Note, 144A, 5%, 7/15/29 ........................ United States 30,000,000 32,283,000
117,648,812
Automobiles 0.5%
Ford Motor Co. ,
Senior Note, 9%, 4/22/25 ............................. United States 50,000,000 61,193,250
Senior Note, 4.346%, 12/08/26 ......................... United States 120,000,000 131,047,800
General Motors Co. , Senior Bond , 5.15% , 4/01/38 .............
United States 140,000,000 169,042,931
361,283,981
Banks 2.2%
Bank of America Corp. ,
f
AA, Junior Sub. Bond, 6.1% to 3/17/25, FRN thereafter, Perpetual United States 70,000,000 75,911,150
f
X, Junior Sub. Bond, 6.25% to 9/05/24, FRN thereafter, Perpetual United States 55,000,000 59,228,125
Senior Bond, 3.419% to 12/20/27, FRN thereafter, 12/20/28 ... United States 135,000,000 144,226,656
Senior Note, 3.004% to 12/20/22, FRN thereafter, 12/20/23 .... United States 40,000,000 40,835,963
Barclays plc ,
Senior Note, 4.61% to 2/15/22, FRN thereafter, 2/15/23 ....... United Kingdom 40,000,000 40,172,199
Senior Note, 3.932% to 5/07/24, FRN thereafter, 5/07/25 ...... United Kingdom 50,000,000 52,610,617
Senior Note, 3.65%, 3/16/25 ........................... United Kingdom 50,000,000 52,871,088
Senior Note, 4.375%, 1/12/26 .......................... United Kingdom 125,000,000 136,778,293
Citigroup, Inc. ,
f
Junior Sub. Bond, 5.95% to 1/30/23, FRN thereafter, Perpetual . United States 135,000,000 139,387,500
f
D, Junior Sub. Bond, 5.35% to 5/15/23, FRN thereafter, Perpetual United States 100,000,000 102,125,000
f
M, Junior Sub. Bond, 6.3% to 5/15/24, FRN thereafter, Perpetual United States 115,000,000 120,822,450
Sub. Bond, 4.125%, 7/25/28 ........................... United States 130,000,000 142,794,033
f
JPMorgan Chase & Co. ,
g
I, Junior Sub. Bond, FRN, 3.599%, (3-month USD LIBOR +
3.47%), Perpetual ................................... United States 115,959,000 116,539,611
Q, Junior Sub. Bond, 5.15% to 5/01/23, FRN thereafter, Perpetual United States 60,700,000 62,261,204
R, Junior Sub. Bond, 6% to 8/01/23, FRN thereafter, Perpetual . United States 55,000,000 57,413,125
S, Junior Sub. Bond, 6.75% to 2/01/24, FRN thereafter, Perpetual United States 65,000,000 70,492,500
g
V, Junior Sub. Bond, FRN, 3.451%, (3-month USD LIBOR +
3.32%), Perpetual ................................... United States 108,100,000 108,503,940
X, Junior Sub. Bond, 6.1% to 10/01/24, FRN thereafter, Perpetual United States 70,000,000 73,893,750
f
Wells Fargo & Co. , S , Junior Sub. Bond , 5.9% to 6/15/24, FRN
thereafter , Perpetual ................................. United States 70,000,000 73,903,550
1,670,770,754
Beverages 0.0%
†
Anheuser-Busch InBev Worldwide, Inc. , Senior Bond , 4% , 4/13/28
Belgium 25,000,000 27,824,325

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Biotechnology 0.2%
AbbVie, Inc. ,
Senior Note, 3.8%, 3/15/25 ............................ United States 100,000,000 $ 106,520,930
Senior Note, 3.2%, 5/14/26 ............................ United States 25,000,000 26,530,163
133,051,093
Chemicals 0.5%
e
Consolidated Energy Finance SA , Senior Note , 144A, 6.5% , 5/15/26 Switzerland 115,000,000 117,275,850
e
Olin Corp. , Senior Note , 144A, 9.5% , 6/01/25 ................ United States 40,000,000 49,116,600
e
Rain CII Carbon LLC / CII Carbon Corp. , Secured Note , 144A,
7.25% , 4/01/25 ..................................... United States 11,591,000 11,861,998
e
SCIH Salt Holdings, Inc. ,
Senior Note, 144A, 6.625%, 5/01/29 ..................... United States 120,000,000 112,368,600
Senior Secured Note, 144A, 4.875%, 5/01/28 .............. United States 100,000,000 96,156,500
386,779,548
Commercial Services & Supplies 0.0%
†
e
APX Group, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........... United States 40,935,000 40,378,693
Communications Equipment 0.3%
e
CommScope Technologies LLC ,
Senior Bond, 144A, 6%, 6/15/25 ........................ United States 118,000,000 118,131,570
Senior Note, 144A, 5%, 3/15/27 ........................ United States 45,000,000 42,120,000
e
CommScope , Inc. , Senior Note , 144A, 7.125% , 7/01/28 ......... United States 40,000,000 39,356,600
199,608,170
Consumer Finance 0.9%
Capital One Financial Corp. ,
Sub. Note, 4.2%, 10/29/25 ............................ United States 113,000,000 123,199,875
Sub. Note, 3.75%, 7/28/26 ............................ United States 100,200,000 107,563,491
Ford Motor Credit Co. LLC ,
Senior Note, 5.125%, 6/16/25 .......................... United States 60,000,000 65,328,000
Senior Note, 4.134%, 8/04/25 .......................... United States 149,650,000 158,985,167
Senior Note, 5.113%, 5/03/29 .......................... United States 100,000,000 113,796,500
General Motors Financial Co., Inc. , Senior Note , 4.15% , 6/19/23 ..
United States 75,000,000 78,028,505
646,901,538
Containers & Packaging 0.5%
e
Mauser Packaging Solutions Holding Co. ,
Senior Note, 144A, 7.25%, 4/15/25 ...................... United States 217,607,000 218,401,266
Senior Secured Note, 144A, 5.5%, 4/15/24 ................ United States 125,000,000 126,308,750
344,710,016
Diversified Financial Services 0.4%
e
MPH Acquisition Holdings LLC ,
Senior Note, 144A, 5.75%, 11/01/28 ..................... United States 228,000,000 217,173,420
Senior Secured Note, 144A, 5.5%, 9/01/28 ................ United States 91,500,000 92,896,748
310,070,168
Diversified Telecommunication Services 0.3%
e
Altice France SA ,
Senior Secured Note, 144A, 5.125%, 7/15/29 .............. France 50,000,000 48,859,500
Senior Secured Note, 144A, 5.5%, 10/15/29 ............... France 25,000,000 24,667,625
AT&T, Inc. , Senior Bond , 4.125% , 2/17/26 ...................
United States 75,000,000 81,883,564
e
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.5%, 5/01/26 ....................... United States 20,002,000 20,630,013
Senior Bond, 144A, 5.125%, 5/01/27 ..................... United States 30,000,000 30,936,750

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services (continued)
e
Iliad Holding SASU , Senior Secured Note , 144A, 6.5% , 10/15/26 .. France 40,000,000 $ 42,083,600
249,061,052
Electric Utilities 0.1%
e
Vistra Operations Co. LLC ,
Senior Note, 144A, 5.5%, 9/01/26 ....................... United States 10,000,000 10,339,850
Senior Note, 144A, 4.375%, 5/01/29 ..................... United States 50,000,000 50,182,250
60,522,100
Energy Equipment & Services 0.6%
e
Nabors Industries Ltd. , Senior Note , 144A, 7.25% , 1/15/26 ...... United States 16,000,000 14,816,640
e
Nabors Industries, Inc. , Senior Note , 144A, 6.5% , 2/01/25 ....... United States 28,000,000 27,947,500
e
Weatherford International Ltd. ,
Senior Note, 144A, 11%, 12/01/24 ....................... United States 70,371,000 72,555,316
Senior Note, 144A, 8.625%, 4/30/30 ..................... United States 250,000,000 259,951,250
Senior Secured Note, 144A, 6.5%, 9/15/28 ................ United States 80,000,000 84,760,000
460,030,706
Entertainment 0.4%
Netflix, Inc. ,
Senior Bond, 4.375%, 11/15/26 ......................... United States 100,000,000 110,881,500
Senior Bond, 4.875%, 4/15/28 .......................... United States 69,300,000 79,121,543
Senior Bond, 5.875%, 11/15/28 ......................... United States 50,000,000 60,209,000
e
ROBLOX Corp. , Senior Note , 144A, 3.875% , 5/01/30 .......... United States 25,000,000 25,400,250
275,612,293
Equity Real Estate Investment Trusts (REITs) 0.2%
American Tower Corp. , Senior Bond , 3.375% , 10/15/26 .........
United States 30,000,000 31,897,280
e
Iron Mountain, Inc. , Senior Note , 144A, 4.875% , 9/15/27 ........ United States 73,250,000 76,069,392
MPT Operating Partnership LP / MPT Finance Corp. , Senior Bond ,
5.25% , 8/01/26 ..................................... United States 10,000,000 10,299,701
Service Properties Trust , Senior Bond , 4.5% , 6/15/23 ..........
United States 12,500,000 12,510,750
130,777,123
Food Products 0.0%
†
e
Post Holdings, Inc. , Senior Bond , 144A, 5.625% , 1/15/28 ....... United States 40,000,000 42,457,200
Health Care Equipment & Supplies 0.1%
e
Mozart Debt Merger Sub, Inc. , Senior Note , 144A, 5.25% , 10/01/29 United States 65,000,000 66,021,800
Health Care Providers & Services 6.3%
e
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.875%, 4/15/29 .................... United States 775,000,000 790,717,000
Secured Note, 144A, 6.125%, 4/01/30 .................... United States 500,000,000 495,417,500
Senior Note, 144A, 6.875%, 4/01/28 ..................... United States 550,000,000 539,778,250
Senior Secured Note, 144A, 6.625%, 2/15/25 .............. United States 150,900,000 156,352,774
Senior Secured Note, 144A, 8%, 3/15/26 .................. United States 335,000,000 352,533,900
Senior Secured Note, 144A, 5.625%, 3/15/27 .............. United States 250,000,000 264,887,500
Senior Secured Note, 144A, 8%, 12/15/27 ................. United States 380,000,000 410,928,200
Senior Secured Note, 144A, 6%, 1/15/29 .................. United States 250,000,000 266,957,500
CVS Health Corp. ,
Senior Bond, 4.3%, 3/25/28 ............................ United States 125,000,000 140,387,634
Senior Bond, 5.05%, 3/25/48 ........................... United States 40,000,000 52,389,678
e
DaVita, Inc. , Senior Bond , 144A, 3.75% , 2/15/31 .............. United States 16,800,000 16,399,152
HCA, Inc. ,
Senior Bond, 5.875%, 5/01/23 .......................... United States 90,000,000 95,401,350
Senior Bond, 5.625%, 9/01/28 .......................... United States 80,000,000 93,613,601
Senior Secured Note, 5%, 3/15/24 ....................... United States 114,800,000 123,510,010

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
Tenet Healthcare Corp. ,
Senior Bond, 6.875%, 11/15/31 ......................... United States 55,258,000 $ 63,212,942
Senior Note, 6.75%, 6/15/23 ........................... United States 599,200,000 641,120,032
e
Senior Note, 144A, 6.125%, 10/01/28 .................... United States 205,000,000 216,942,275
4,720,549,298
Health Care Technology 0.2%
e
Multiplan Corp. , 144A, 6% , 10/15/27 ....................... United States 185,000,000 146,612,500
Hotels, Restaurants & Leisure 0.9%
e
Caesars Entertainment, Inc. ,
Senior Note, 144A, 8.125%, 7/01/27 ..................... United States 35,000,000 38,802,575
Senior Secured Note, 144A, 6.25%, 7/01/25 ............... United States 30,000,000 31,527,000
e
Golden Nugget, Inc. , Senior Note , 144A, 6.75% , 10/15/24 ....... United States 199,000,000 199,258,700
e
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. ,
Senior Bond, 144A, 5.5%, 3/01/25 ....................... United States 199,500,000 205,754,325
Senior Note, 144A, 4.25%, 5/30/23 ...................... United States 113,300,000 114,270,981
Senior Note, 144A, 5.25%, 5/15/27 ...................... United States 96,827,000 99,097,109
688,710,690
Independent Power and Renewable Electricity Producers 0.1%
e
Calpine Corp. , Senior Secured Bond , 144A, 5.25% , 6/01/26 ..... United States 4,946,000 5,080,605
e,f
Vistra Corp. , Junior Sub. Bond , 144A, 7% to 12/15/26, FRN
thereafter , Perpetual ................................. United States 50,000,000 50,729,750
55,810,355
Insurance 0.1%
Prudential Financial, Inc. , Junior Sub. Bond , 5.7% to 9/15/28, FRN
thereafter , 9/15/48 ................................... United States 65,000,000 72,882,154
Machinery 0.1%
e
Roller Bearing Co. of America, Inc. , Senior Note, 144A, 4.375% ,
10/15/29 .......................................... United States 17,000,000 17,361,250
e
TK Elevator U.S. Newco , Inc. , Senior Secured Note , 144A, 5.25% ,
7/15/27 ........................................... Germany 43,000,000 45,258,790
62,620,040
Media 2.2%
e
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 ...................... United States 20,000,000 21,430,600
Senior Note, 144A, 7.5%, 6/01/29 ....................... United States 35,000,000 37,422,700
CSC Holdings LLC ,
e
Senior Bond, 144A, 5.5%, 4/15/27 ....................... United States 190,000,000 196,638,602
Senior Note, 5.875%, 9/15/22 .......................... United States 22,755,000 23,346,971
e
Diamond Sports Group LLC / Diamond Sports Finance Co. , Senior
Secured Note , 144A, 5.375% , 8/15/26 .................... United States 152,000,000 76,174,800
e
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................... United States 60,000,000 61,512,000
DISH DBS Corp. ,
Senior Note, 5.875%, 7/15/22 .......................... United States 383,500,000 390,220,838
Senior Note, 5%, 3/15/23 ............................. United States 300,000,000 307,842,000
Senior Note, 5.875%, 11/15/24 ......................... United States 150,000,000 154,284,000
Senior Note, 7.375%, 7/01/28 .......................... United States 35,000,000 35,493,675
e
Senior Secured Note, 144A, 5.25%, 12/01/26 .............. United States 35,000,000 35,618,100
e
Midas OpCo Holdings LLC , Senior Note , 144A, 5.625% , 8/15/29 .. United States 35,000,000 35,886,725
e
Univision Communications, Inc. ,
Senior Secured Note, 144A, 5.125%, 2/15/25 .............. United States 217,220,000 219,662,639
Senior Secured Note, 144A, 9.5%, 5/01/25 ................ United States 55,000,000 58,837,075

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
e
Univision Communications, Inc., (continued)
Senior Secured Note, 144A, 6.625%, 6/01/27 .............. United States 30,000,000 $ 32,355,450
1,686,726,175
Metals & Mining 0.4%
e
Cleveland-Cliffs, Inc. , Senior Secured Note , 144A, 6.75% , 3/15/26 . United States 50,000,000 52,996,000
e
First Quantum Minerals Ltd. ,
Senior Note, 144A, 7.25%, 4/01/23 ...................... Zambia 12,400,000 12,558,410
Senior Note, 144A, 6.5%, 3/01/24 ....................... Zambia 12,129,000 12,293,954
Senior Note, 144A, 7.5%, 4/01/25 ....................... Zambia 67,598,000 69,624,251
e
FMG Resources August 2006 Pty. Ltd. ,
Senior Bond, 144A, 4.375%, 4/01/31 ..................... Australia 35,000,000 36,810,550
Senior Note, 144A, 5.125%, 5/15/24 ..................... Australia 60,540,000 64,235,362
Freeport-McMoRan, Inc. ,
Senior Bond, 5.25%, 9/01/29 ........................... United States 25,000,000 27,417,125
Senior Note, 3.875%, 3/15/23 .......................... United States 62,636,000 64,828,260
340,763,912
Oil, Gas & Consumable Fuels 1.2%
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note, 7.75%, 4/15/23 ........................... United States 132,585,000 132,225,694
e
Senior Note, 144A, 11%, 4/15/25 ........................ United States 270,000,000 291,543,300
e
Senior Secured Note, 144A, 9.25%, 7/15/24 ............... United States 111,402,000 121,031,032
Civitas Resources, Inc. , Senior Note , 7.5% , 4/30/26 ...........
United States 32,713,617 33,050,077
Occidental Petroleum Corp. ,
Senior Bond, 6.125%, 1/01/31 .......................... United States 30,000,000 36,500,400
Senior Note, 8%, 7/15/25 ............................. United States 50,000,000 58,425,000
Senior Note, 5.5%, 12/01/25 ........................... United States 30,000,000 33,311,250
Senior Note, 6.375%, 9/01/28 .......................... United States 60,000,000 71,323,200
Senior Note, 6.625%, 9/01/30 .......................... United States 40,000,000 49,567,200
PBF Holding Co. LLC / PBF Finance Corp. ,
Senior Note, 6%, 2/15/28 ............................. United States 37,000,000 23,826,335
e
Senior Secured Note, 144A, 9.25%, 5/15/25 ............... United States 43,430,000 41,360,778
892,164,266
Pharmaceuticals 2.3%
e
Bausch Health Americas, Inc. ,
Senior Note, 144A, 9.25%, 4/01/26 ...................... United States 148,000,000 156,507,780
Senior Note, 144A, 8.5%, 1/31/27 ....................... United States 94,000,000 98,835,830
e
Bausch Health Cos., Inc. ,
Senior Bond, 144A, 6.125%, 4/15/25 ..................... United States 187,000,000 190,709,145
Senior Note, 144A, 9%, 12/15/25 ....................... United States 140,000,000 147,627,200
Senior Note, 144A, 5%, 1/30/28 ........................ United States 170,000,000 156,667,750
Senior Note, 144A, 5%, 2/15/29 ........................ United States 63,000,000 55,696,095
Senior Note, 144A, 6.25%, 2/15/29 ...................... United States 81,000,000 77,102,280
Senior Secured Note, 144A, 5.5%, 11/01/25 ............... United States 100,000,000 101,751,500
Senior Secured Note, 144A, 4.875%, 6/01/28 .............. United States 35,000,000 35,763,350
e
Bayer US Finance II LLC , Senior Note , 144A, 4.25% , 12/15/25 ... Germany 65,000,000 70,366,540
e
Endo Dac / Endo Finance LLC / Endo Finco , Inc. ,
Secured Note, 144A, 9.5%, 7/31/27 ...................... United States 135,712,000 138,285,095
Senior Note, 144A, 6%, 6/30/28 ........................ United States 150,739,000 112,531,186
Senior Secured Note, 144A, 5.875%, 10/15/24 ............. United States 47,500,000 46,809,350

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
e
Endo Finance LLC , Senior Note , 144A, 5.75% , 1/15/22 ......... United States 53,224,000 $ 49,498,320
e
Endo Luxembourg Finance Co. I SARL / Endo US, Inc. , Senior
Secured Note , 144A, 6.125% , 4/01/29 .................... United States 55,000,000 54,008,625
e
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 7.5% , 4/01/27 United States 99,744,000 102,081,002
Utah Acquisition Sub, Inc. , Senior Note , 3.95% , 6/15/26 .........
United States 110,000,000 118,721,922
1,712,962,970
Road & Rail 0.1%
e
Ashtead Capital, Inc. ,
Senior Note, 144A, 4%, 5/01/28 ........................ United Kingdom 15,000,000 15,682,306
Senior Note, 144A, 4.375%, 8/15/27 ..................... United Kingdom 34,500,000 35,840,670
51,522,976
Semiconductors & Semiconductor Equipment 0.1%
Microchip Technology, Inc. , Senior Secured Note , 4.333% , 6/01/23
United States 69,000,000 71,944,958
Tobacco 0.3%
BAT Capital Corp. ,
Senior Note, 3.222%, 8/15/24 .......................... United Kingdom 78,500,000 81,635,886
Senior Note, 3.557%, 8/15/27 .......................... United Kingdom 170,000,000 178,429,295
260,065,181
Trading Companies & Distributors 0.2%
United Rentals North America, Inc. , Senior Bond , 4.875% , 1/15/28
United States 93,000,000 97,891,801
e
WESCO Distribution, Inc. , Senior Note , 144A, 7.125% , 6/15/25 ... United States 30,000,000 31,838,250
129,730,051
Wireless Telecommunication Services 1.3%
Sprint Communications, Inc. , Senior Note, 6% , 11/15/22 ........
United States 347,700,000 362,338,170
Sprint Corp. ,
Senior Note, 7.875%, 9/15/23 .......................... United States 187,350,000 206,595,529
Senior Note, 7.125%, 6/15/24 .......................... United States 190,650,000 214,275,348
Senior Note, 7.625%, 3/01/26 .......................... United States 86,300,000 103,720,949
e
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC , Senior Secured Note, 144A, 5.152% ,
3/20/28 ........................................... United States 90,000,000 99,357,741
986,287,737
Total Corporate Bonds (Cost $16,813,926,614) ..................................
17,801,793,764
a
g
Senior Floating Rate Interests 0.2%
Commercial Services & Supplies 0.0%
†
APX Group, Inc. , Initial Term Loan , 4.005% , ( 1-month USD LIBOR +
2.5%; 1-month USD LIBOR + 3.5% ), 7/10/28 ............... United States 20,000,000 19,995,800
Diversified Financial Services 0.1%
MPH Acquisition Holdings LLC , Initial Term Loan , 4.75% , ( 3-month
USD LIBOR + 4.25% ), 9/01/28 .......................... United States 33,915,000 33,194,476
Media 0.0%
†
DIRECTV Financing LLC , Closing Date Term Loan , 5.75% , ( 3-month
USD LIBOR + 5% ), 8/02/27 ............................ United States 19,550,000 19,593,205
Pharmaceuticals 0.0%
†
Jazz Pharmaceuticals plc , Initial Dollar Term Loan , 4% , ( 1-month
USD LIBOR + 3.5% ), 5/05/28 ........................... United States 19,900,000 19,998,306

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
g
Senior Floating Rate Interests
(continued)
Specialty Retail 0.1%
Belk, Inc. ,
First Lien, First-Out Term Loan, 8.5%, (3-month USD LIBOR +
7.5%), 7/31/25 ...................................... United States 4,913,316 $ 4,910,859
First Lien, Second-Out Term Loan, 13%, (3-month USD LIBOR +
5%), 7/31/25 ....................................... United States 30,364,025 22,368,115
27,278,974
a a a a a a
Total Senior Floating Rate Interests (Cost $113,607,662) .........................
120,060,761
U.S. Government and Agency Securities 6.2%
U.S. Treasury Notes ,
0.125%, 8/31/23 ..................................... United States 500,000,000 495,644,530
0.25%, 3/15/24 ..................................... United States 750,000,000 741,123,045
0.25%, 6/15/24 ..................................... United States 750,000,000 739,042,965
0.375%, 9/15/24 ..................................... United States 750,000,000 739,482,420
0.5%, 3/31/25 ...................................... United States 750,000,000 737,666,018
0.75%, 5/31/26 ..................................... United States 750,000,000 734,648,437
0.875%, 6/30/26 ..................................... United States 500,000,000 492,128,905
Total U.S. Government and Agency Securities (Cost $4,736,992,282) ..............
4,679,736,320
Asset-Backed Securities 0.1%
Airlines 0.1%
United Airlines Pass-Through Trust , 2020-1 , A , 5.875% , 10/15/27 .
United States 49,681,500 54,513,751
Total Asset-Backed Securities (Cost $49,681,500) ...............................
54,513,751
Mortgage-Backed Securities 0.1%
Federal National Mortgage Association (FNMA) Fixed Rate 0.1%
FNMA, 30 Year, 4%, 8/01/49 ............................. United States 35,364,056 38,282,824
Total Mortgage-Backed Securities (Cost $37,463,796) ............................
38,282,824
Shares
Escrows and Litigation Trusts 0.0%
†
e
Chesapeake Energy Corp., Escrow Account, 144A ............ United States 25,000,000 26,778,250
Total Escrows and Litigation Trusts (Cost $25,000,000) ..........................
26,778,250
Total Long Term Investments (Cost $66,279,156,247) ............................
71,362,388,739
a
Short Term Investments 4.1%
a a
Country Shares
a
Value
a
Money Market Funds 4.1%
h,i
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 3,104,891,435 3,104,891,435
Total Money Market Funds (Cost $3,104,891,435) ................................
3,104,891,435
Investments from Cash Collateral Received for
Loaned Securities 0.0%
†
a A a a a a
Money Market Funds 0.0%
†
h,i
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 1,355,000 1,355,000

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 0.0%
†
j
Joint Repurchase Agreement, BNP Paribas SA, 0.05%, 1/03/22
(Maturity Value $338,859)
Collateralized by U.S. Treasury Bond, Index-Linked, 2%, 1/15/26;
U.S. Treasury Bond, Strip, 11/15/22; U.S. Treasury Bonds, 6.5%
- 7.5%, 8/15/22 - 11/15/26; U.S. Treasury Notes, Index-Linked,
0.625%, 1/15/24 - 1/15/26; and U.S. Treasury Notes, 0.125% -
2.75%, 7/31/22 - 11/15/26 (valued at $345,635) ............. 338,858 $ 338,858
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $1,693,858) ............................................................
1,693,858
Total Short Term Investments (Cost $3,106,585,293 ) .............................
3,106,585,293
a
Total Investments (Cost $69,385,741,540) 99.4% ................................
$74,468,974,032
Options Written (0.1)% .......................................................
(84,229,954)
Other Assets, less Liabilities 0.7% .............................................
527,099,347
Net Assets 100.0% ...........................................................
$74,911,843,425
Number of
Contracts
Notional
Amount
#
Options Written (0.1)%
Calls - Exchange-Traded
Equity Options
3M Co., January Strike Price $190.00, Expires 1/21/22 ......... 10,000 177,630,000 (150,000)
AbbVie, Inc., January Strike Price $125.00, Expires 1/21/22 ...... 10,000 135,400,000 (10,800,000)
AbbVie, Inc., February Strike Price $140.00, Expires 2/18/22 ..... 10,000 135,400,000 (2,450,000)
Air Products and Chemicals, Inc., January Strike Price $320.00,
Expires 1/21/22 ..................................... 4,000 121,704,000 (140,000)
Chevron Corp., January Strike Price $125.00, Expires 1/21/22 .... 10,000 117,350,000 (250,000)
Citigroup, Inc., January Strike Price $77.50, Expires 1/21/22 ..... 20,000 120,780,000 (60,000)
Coca-Cola Co. (The), March Strike Price $60.00, Expires 3/18/22 . 20,000 118,420,000 (2,580,000)
CVS Health Corp., January Strike Price $100.00, Expires 1/21/22 . 28,000 288,848,000 (10,920,000)
Home Depot, Inc. (The), January Strike Price $380.00, Expires
1/21/22 ........................................... 10,000 415,010,000 (36,500,000)
JPMorgan Chase & Co., January Strike Price $170.00, Expires
1/21/22 ........................................... 20,000 316,700,000 (540,000)
Lockheed Martin Corp., January Strike Price $360.00, Expires
1/21/22 ........................................... 5,000 177,705,000 (1,700,000)
Medtronic plc, January Strike Price $125.00, Expires 1/21/22 ..... 10,000 103,450,000 (10,000)
Merck & Co., Inc., January Strike Price $95.00, Expires 1/21/22 ... 12,000 91,968,000 (24,000)
Morgan Stanley, January Strike Price $115.00, Expires 1/21/22 ... 8,100 79,509,600 (48,600)
PepsiCo, Inc., January Strike Price $170.00, Expires 1/21/22 ..... 10,000 173,710,000 (4,790,000)
PepsiCo, Inc., January Strike Price $175.00, Expires 1/21/22 ..... 10,000 173,710,000 (1,590,000)
Pfizer, Inc., February Strike Price $65.00, Expires 2/18/22 ....... 5,000 29,525,000 (520,000)
Walmart, Inc., January Strike Price $160.00, Expires 1/21/22 ..... 10,000 144,690,000 (50,000)
(73,122,600)
Puts - Exchange-Traded
Equity Options
Amazon.com, Inc., January Strike Price $3,100.00, Expires 1/21/22 500 166,717,000 (653,500)
Boeing Co. (The), January Strike Price $185.00, Expires 1/21/22 .. 10,000 201,320,000 (1,180,000)
Goldman Sachs Group, Inc. (The), January Strike Price $350.00,
Expires 1/21/22 ..................................... 5,000 191,275,000 (740,000)
Medtronic plc, January Strike Price $110.00, Expires 1/21/22 ..... 9,974 103,181,030 (6,193,854)

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 44 .
a
a a
Number of
Contracts
Notional
Amount
#
a
Value
a a a a a a
Options Written
(continued)
Puts - Exchange-Traded (continued)
Equity Options (continued)
Morgan Stanley, January Strike Price $85.00, Expires 1/21/22 .... 10,000 98,160,000 $ (210,000)
salesforce.com, Inc., January Strike Price $240.00, Expires 1/21/22 5,000 127,065,000 (795,000)
Target Corp., January Strike Price $200.00, Expires 1/21/22 ..... 10,000 231,440,000 (240,000)
Texas Instruments, Inc., January Strike Price $165.00, Expires
1/21/22 ........................................... 10,000 188,470,000 (240,000)
Walt Disney Co. (The), January Strike Price $145.00, Expires
1/21/22 ........................................... 15,000 232,335,000 (855,000)
(11,107,354)
Total Options Written (Premiums received $59,271,747) ..........................
$ (84,229,954)
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
A portion or all of the security is held in connection with written option contracts open at period end.
b
Non-income producing.
c
See Note 7 regarding holdings of 5% voting securities.
d
A portion or all of the security is on loan at December 31, 2021.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2021, the aggregate value of these securities was $23,194,228,897, representing 31.0% of net assets.
f
Perpetual security with no stated maturity date.
g
The coupon rate shown represents the rate at period end.
h
See Note 8 regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.
j
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At December 31, 2021, all repurchase agreements had been entered into on that date.

Franklin Custodian Funds
Statement of Investments (unaudited), December 31, 2021
Franklin U.S. Government Securities Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
U.S. Government and Agency Securities 0.5%
U.S. Treasury Bonds, 4.75%, 2/15/37 .................................... $ 14,500,000 $ 20,571,875
Total U.S. Government and Agency Securities (Cost $18,720,947) .................
20,571,875
Mortgage-Backed Securities 97.8%
Government National Mortgage Association (GNMA) Fixed Rate 97.8%
GNMA I, 30 Year, 4.5%, 4/15/40 ........................................ 4,419,071 4,961,985
GNMA I, 30 Year, 5%, 9/15/40 .......................................... 161,113,120 184,589,054
GNMA I, 30 Year, 5.5%, 2/15/40 ........................................ 73,097,214 84,566,147
GNMA I, 30 Year, 6%, 12/15/39 ......................................... 66,036,048 76,718,019
GNMA I, 30 Year, 6.5%, 8/15/37 ........................................ 18,467,753 20,841,952
GNMA I, 30 Year, 7%, 9/15/32 .......................................... 12,004,577 13,848,558
GNMA I, 30 Year, 7.5%, 7/15/26 - 8/15/33 ................................. 1,155,211 1,301,229
GNMA I, 30 Year, 8%, 10/15/29 ......................................... 2,150 2,478
GNMA I, 30 Year, 8.5%, 11/15/24 ........................................ 532 565
GNMA I, Single-family, 30 Year, 3.5%, 4/15/43 - 5/15/43 ...................... 14,456,297 15,500,678
GNMA I, Single-family, 30 Year, 4%, 10/15/40 - 8/15/46 ....................... 42,970,833 47,015,010
GNMA I, Single-family, 30 Year, 4.5%, 2/15/39 - 6/15/41 ...................... 83,107,200 93,873,438
GNMA I, Single-family, 30 Year, 5%, 2/15/35 ............................... 24,505 27,561
GNMA I, Single-family, 30 Year, 5.5%, 5/15/33 - 4/15/49 ...................... 934,094 1,027,331
GNMA I, Single-family, 30 Year, 7.25%, 12/15/25 - 1/15/26 ..................... 41,371 41,974
GNMA I, Single-family, 30 Year, 7.5%, 1/15/22 - 7/15/31 ...................... 1,425,694 1,488,605
GNMA I, Single-family, 30 Year, 8%, 1/15/22 - 9/15/30 ........................ 532,377 545,374
GNMA I, Single-family, 30 Year, 8.5%, 6/15/22 - 5/15/25 ...................... 26,877 27,042
GNMA I, Single-family, 30 Year, 9%, 5/15/22 - 1/15/23 ........................ 3,008 3,018
GNMA I, Single-family, 30 Year, 9.5%, 7/15/22 - 8/15/22 ...................... 1,622 1,624
GNMA I, Single-family, 30 Year, 10%, 2/15/25 .............................. 3,622 3,631
GNMA II, 30 Year, 4.5%, 5/20/34 - 6/20/41 ................................. 3,717,672 4,106,805
GNMA II, 30 Year, 6%, 7/20/39 ......................................... 29,385,832 34,032,164
GNMA II, 30 Year, 6%, 3/20/34 - 9/20/34 .................................. 1,153,473 1,227,743
GNMA II, 30 Year, 6.5%, 9/20/31 - 9/20/32 ................................. 1,243,538 1,435,428
GNMA II, 30 Year, 7%, 7/20/32 ......................................... 357,361 416,486
GNMA II, 30 Year, 7.5%, 10/20/24 ....................................... 16,589 16,651
GNMA II, 30 Year, 8%, 12/20/28 ........................................ 60,032 65,444
GNMA II, Single-family, 30 Year, 2%, 8/20/51 ............................... 279,836,146 282,753,625
GNMA II, Single-family, 30 Year, 2.5%, 11/20/50 ............................ 17,648,583 18,091,362
GNMA II, Single-family, 30 Year, 2.5%, 5/20/51 ............................. 243,658,593 249,907,673
GNMA II, Single-family, 30 Year, 2.5%, 7/20/51 ............................. 86,240,585 88,452,386
GNMA II, Single-family, 30 Year, 2.5%, 8/20/51 ............................. 252,986,635 259,474,950
GNMA II, Single-family, 30 Year, 2.5%, 9/20/51 ............................. 101,120,758 103,714,189
GNMA II, Single-family, 30 Year, 2.5%, 10/20/51 ............................ 97,570,404 100,072,779
GNMA II, Single-family, 30 Year, 2.5%, 12/20/51 ............................ 98,000,000 100,513,393
GNMA II, Single-family, 30 Year, 3%, 10/20/44 .............................. 23,945,485 25,119,102
GNMA II, Single-family, 30 Year, 3%, 12/20/44 .............................. 12,424,420 13,001,419
GNMA II, Single-family, 30 Year, 3%, 5/20/45 ............................... 18,408,797 19,312,038
GNMA II, Single-family, 30 Year, 3%, 4/20/46 ............................... 24,928,662 26,012,987
GNMA II, Single-family, 30 Year, 3%, 9/20/47 ............................... 20,198,172 21,076,730
GNMA II, Single-family, 30 Year, 3%, 10/20/47 .............................. 32,457,999 33,877,669
GNMA II, Single-family, 30 Year, 3%, 6/20/50 ............................... 15,684,131 16,559,198
GNMA II, Single-family, 30 Year, 3%, 7/20/51 ............................... 188,970,819 195,823,991
GNMA II, Single-family, 30 Year, 3%, 8/20/51 ............................... 207,809,910 215,684,520
GNMA II, Single-family, 30 Year, 3%, 9/20/51 ............................... 34,279,039 35,566,414
GNMA II, Single-family, 30 Year, 3%, 10/20/51 .............................. 143,936,832 149,373,654
GNMA II, Single-family, 30 Year, 3%, 11/20/51 .............................. 90,525,643 93,984,481
GNMA II, Single-family, 30 Year, 3%, 12/20/51 .............................. 130,000,000 135,119,180
GNMA II, Single-family, 30 Year, 3%, 2/20/45 - 10/20/50 ...................... 90,364,413 94,891,972
GNMA II, Single-family, 30 Year, 3.5%, 7/20/42 ............................. 37,611,493 40,306,854
GNMA II, Single-family, 30 Year, 3.5%, 9/20/42 ............................. 47,379,568 50,770,107

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin U.S. Government Securities Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 44 .
a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II, Single-family, 30 Year, 3.5%, 5/20/43 ............................. $ 14,088,485 $ 15,090,408
GNMA II, Single-family, 30 Year, 3.5%, 6/20/43 ............................. 16,400,219 17,574,178
GNMA II, Single-family, 30 Year, 3.5%, 8/20/43 ............................. 10,699,602 11,466,080
GNMA II, Single-family, 30 Year, 3.5%, 9/20/47 ............................. 188,929,547 199,060,274
GNMA II, Single-family, 30 Year, 3.5%, 11/20/47 ............................ 177,716,953 186,932,352
GNMA II, Single-family, 30 Year, 3.5%, 11/20/51 ............................ 26,923,646 28,223,849
GNMA II, Single-family, 30 Year, 3.5%, 10/20/40 - 1/20/49 ..................... 51,242,069 54,888,712
GNMA II, Single-family, 30 Year, 4%, 11/20/40 .............................. 12,745,219 13,812,345
GNMA II, Single-family, 30 Year, 4%, 9/20/41 ............................... 12,604,444 13,661,208
GNMA II, Single-family, 30 Year, 4%, 10/20/41 .............................. 15,486,769 16,785,164
GNMA II, Single-family, 30 Year, 4%, 11/20/41 .............................. 14,466,408 15,679,263
GNMA II, Single-family, 30 Year, 4%, 5/20/47 ............................... 46,285,760 49,385,256
GNMA II, Single-family, 30 Year, 4%, 6/20/47 ............................... 35,103,713 37,383,959
GNMA II, Single-family, 30 Year, 4%, 7/20/47 ............................... 23,142,345 24,678,050
GNMA II, Single-family, 30 Year, 4%, 5/20/40 - 12/20/49 ...................... 61,167,075 66,217,012
GNMA II, Single-family, 30 Year, 4.5%, 5/20/41 ............................. 11,521,721 12,733,917
GNMA II, Single-family, 30 Year, 4.5%, 6/20/41 ............................. 14,067,483 15,560,455
GNMA II, Single-family, 30 Year, 4.5%, 7/20/41 ............................. 15,814,371 17,507,273
GNMA II, Single-family, 30 Year, 4.5%, 9/20/41 ............................. 22,476,032 24,902,749
GNMA II, Single-family, 30 Year, 4.5%, 10/20/41 ............................ 16,040,628 17,772,560
GNMA II, Single-family, 30 Year, 4.5%, 5/20/33 - 2/20/44 ...................... 36,194,840 39,791,838
GNMA II, Single-family, 30 Year, 5%, 9/20/33 ............................... 10,209,801 11,390,700
GNMA II, Single-family, 30 Year, 5%, 7/20/33 - 9/20/41 ....................... 33,187,434 37,310,496
GNMA II, Single-family, 30 Year, 5.5%, 6/20/34 - 2/20/50 ...................... 47,087,211 53,703,653
GNMA II, Single-family, 30 Year, 6%, 6/20/34 ............................... 595,581 666,673
GNMA II, Single-family, 30 Year, 6.5%, 6/20/24 - 1/20/39 ...................... 9,342,516 10,782,921
GNMA II, Single-family, 30 Year, 7%, 2/20/28 - 7/20/33 ....................... 2,537,386 2,930,353
GNMA II, Single-family, 30 Year, 7.5%, 10/20/22 - 4/20/32 ..................... 409,291 455,804
GNMA II, Single-family, 30 Year, 8%, 12/20/24 - 6/20/30 ...................... 175,782 195,739
GNMA II, Single-family, 30 Year, 8.5%, 3/20/22 - 6/20/25 ...................... 735 737
GNMA II, Single-family, 30 Year, 9.5%, 12/20/24 - 1/20/25 ..................... 2,939 2,947
3,953,693,592
Total Mortgage-Backed Securities (Cost $3,899,698,101) .........................
3,953,693,592
Total Long Term Investments (Cost $3,918,419,048) .............................
3,974,265,467
a
a a a a
Short Term Investments 1.7%
Shares
a
Money Market Funds 1.7%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 66,814,956 66,814,956
Total Money Market Funds (Cost $66,814,956) ..................................
66,814,956
Total Short Term Investments (Cost $66,814,956 ) ................................
66,814,956
a
Total Investments (Cost $3,985,234,004) 100.0% ................................
$4,041,080,423
Other Assets, less Liabilities 0.0%
†
............................................
1,265,793
Net Assets 100.0% ...........................................................
$4,042,346,216
a
See Note 8 regarding investments in affiliated management investment companies.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Statement of Investments (unaudited), December 31, 2021
Franklin Utilities Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.4%
Diversified Telecommunication Services 1.0%
a
TELUS Corp. ........................................ Canada 3,000,000 $ 70,676,157
Electric Utilities 59.1%
Alliant Energy Corp. ................................... United States 3,800,000 233,586,000
American Electric Power Co., Inc. ......................... United States 2,800,000 249,116,000
Duke Energy Corp. .................................... United States 2,700,000 283,230,000
Edison International ................................... United States 4,400,000 300,300,000
Emera , Inc. .......................................... Canada 1,800,000 89,992,882
Entergy Corp. ........................................ United States 2,200,000 247,830,000
Evergy , Inc. .......................................... United States 3,400,000 233,274,000
Eversource Energy .................................... United States 2,200,000 200,156,000
Exelon Corp. ......................................... United States 5,700,000 329,232,000
FirstEnergy Corp. ..................................... United States 2,000,000 83,180,000
NextEra Energy, Inc. ................................... United States 9,686,286 904,311,661
OGE Energy Corp. .................................... United States 1,400,000 53,732,000
Origin Energy Ltd. ..................................... Australia 7,000,000 26,680,541
a
PG&E Corp. ......................................... United States 7,000,000 84,980,000
Pinnacle West Capital Corp. ............................. United States 1,200,000 84,708,000
PPL Corp. ........................................... United States 5,000,000 150,300,000
Southern Co. (The) .................................... United States 4,100,000 281,178,000
Xcel Energy, Inc. ...................................... United States 2,100,000 142,170,000
3,977,957,084
Gas Utilities 2.2%
Atmos Energy Corp. ................................... United States 250,000 26,192,500
Southwest Gas Holdings, Inc. ............................ United States 800,000 56,040,000
Spire, Inc. ........................................... United States 1,000,000 65,220,000
147,452,500
Independent Power and Renewable Electricity Producers 1.3%
Clearway Energy, Inc., C ................................ United States 200,000 7,206,000
Vistra Corp. .......................................... United States 3,500,000 79,695,000
86,901,000
Multi-Utilities 32.2%
Ameren Corp. ........................................ United States 1,668,250 148,490,932
Black Hills Corp. ...................................... United States 784,393 55,354,614
CenterPoint Energy, Inc. ................................ United States 6,400,000 178,624,000
CMS Energy Corp. .................................... United States 5,000,000 325,250,000
Consolidated Edison, Inc. ............................... United States 1,100,000 93,852,000
Dominion Energy, Inc. .................................. United States 3,800,000 298,528,000
DTE Energy Co. ...................................... United States 1,500,000 179,310,000
E.ON SE ............................................ Germany 9,000,000 124,978,158
National Grid plc ...................................... United Kingdom 5,500,000 79,241,649
NiSource, Inc. ........................................ United States 5,600,000 154,616,000
NorthWestern Corp. ................................... United States 1,255,416 71,759,579
Public Service Enterprise Group, Inc. ...................... United States 1,900,000 126,787,000
Sempra Energy ....................................... United States 1,900,000 251,332,000
WEC Energy Group, Inc. ................................ United States 800,000 77,656,000
2,165,779,932
Oil, Gas & Consumable Fuels 1.9%
Cheniere Energy, Inc. .................................. United States 800,000 81,136,000
DT Midstream, Inc. .................................... United States 750,000 35,985,000
Williams Cos., Inc. (The) ................................ United States 400,000 10,416,000
127,537,000
Water Utilities 1.7%
Essential Utilities, Inc. .................................. United States 1,600,000 85,904,000

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Utilities Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Water Utilities (continued)
United Utilities Group plc ................................ United Kingdom 2,000,000 $ 29,486,930
115,390,930
Total Common Stocks (Cost $3,054,729,095) ....................................
6,691,694,603
Short Term Investments 0.4%
a a
Country Shares
a
Value
a
Money Market Funds 0.4%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 29,226,976 29,226,976
Total Money Market Funds (Cost $29,226,976) ..................................
29,226,976
Total Short Term Investments (Cost $29,226,976 ) ................................
29,226,976
a
Total Investments (Cost $3,083,956,071) 99.8% ..................................
$6,720,921,579
Other Assets, less Liabilities 0.2% .............................................
9,167,729
Net Assets 100.0% ...........................................................
$6,730,089,308
a
Non-income producing.
b
See Note 8 regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
1. Organization
Franklin Custodian Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of six separate funds, and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio

Franklin Custodian Funds
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At December 31, 2021, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Derivative Financial Instruments
Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
Certain or all Funds purchased or wrote exchange traded option contracts primarily to manage exposure to equity price risk.
An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.
The following Fund has invested in derivatives during the period.
Franklin Income Fund - Options
2. Financial Instrument Valuation
(continued)

Franklin Custodian Funds
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
4. Mortgage Dollar Rolls
Franklin U.S. Government Securities Fund enters into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
5. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
6. Restricted Securities
At December 31, 2021, investments in restricted securities, excluding securities exempt from registration under the Securities
Act of 1933, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Growth Fund
25,413 Canva , Inc. ................................ 11/08/21 $ 43,323,040 $ 43,307,866
2,353 Canva , Inc., A .............................. 11/08/21 4,011,298 4,009,893
94 Canva , Inc., A-3 ............................. 11/08/21 160,247 160,191
8 Canva , Inc., A-4 ............................. 11/08/21 13,638 13,633
5 Canva , Inc., A-5 ............................. 11/08/21 8,524 8,521
822,494 Gusto, Inc., E ............................... 7/13/21 24,999,977 22,250,562
849,894 OneTrust LLC, C ............................ 4/01/21 16,666,676 15,967,467
540,043 Stripe, Inc., B ............................... 5/18/21 21,671,052 20,449,176
756,137 Stripe, Inc., H ............................... 3/15/21 30,339,997 28,631,754
Total Restricted Securities (Value is 0.6% of Net Assets) .............. $141,194,449 $134,799,063

Franklin Custodian Funds
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
7. Holding of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended December 31, 2021, investments in “affiliated companies” were as follows:
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount Held
at End
of Period
Investment
Income
Franklin Income Fund
Non-Controlled Affiliates
Dividends
Chesapeake Energy Corp. $ 307,950,000 $ — $ — $ — $ —
a
$ —
a
— $ 2,179,094
Chesapeake Energy Corp.,
2/09/26 .......... 391,333,500 — (213,257,066) (65,975,487) —
a
—
a
— —
Chesapeake Energy Corp.,
Escrow Account, 144A 26,742,500 — — — —
a
—
a
— 367,188
CHS/Community Health
Systems, Inc. ...... 117,000,000 — — — 16,100,000 133,100,000 10,000,000 —
Civitas Resources, Inc. . 162,860,000 — (86,705,793) 24,500,793 —
a
—
a
— 1,140,106
Weatherford International
plc ............. 232,499,400 — (51,119,834) 11,079,834 84,740,600 277,200,000 10,000,000 —
$1,238,385,400 $— $(351,082,693) $ (30,394,860) $ 100,840,600 $410,300,000 $ 3,686,388
Interest
Civitas Resources, Inc.,
Senior Note, 7.5%,
4/30/26 .......... 33,003,296 — — — —
a
—
a
— 620,196
Total Affiliated Securities
(Value is 0.6%
†
of Net
Assets) .......... $1,271,388,696 $— $(351,082,693) $ (30,394,860) $ 100,840,600 $410,300,000 $4,306,584
a
As of December 31, 2021, no longer an affiliate.

Franklin Custodian Funds
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
8. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
December 31, 2021, investments in affiliated management investment companies were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin DynaTech Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $ 396,130,154 $ 1,932,615,005 $ (2,108,804,767) $ — $ — $ 219,940,392 219,940,392 $ 5,352
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . 44,677,000 638,230,000 (540,652,000) — — 142,255,000 142,255,000 3,029
Total Affiliated Securities ... $440,807,154 $2,570,845,005 $(2,649,456,767) $— $— $362,195,392 $8,381
Franklin Focused Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $ 3,205,079 $ 17,073,891 $ (16,252,080) $ — $ — $ 4,026,890 4,026,890 $ 92
Total Affiliated Securities ... $3,205,079 $17,073,891 $(16,252,080) $— $— $4,026,890 $92
Franklin Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $ 141,998,542 $ 607,430,746 $ (608,209,247) $ — $ — $ 141,220,041 141,220,041 $ 3,136
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . 76,774,000 227,791,000 (252,723,000) — — 51,842,000 51,842,000 1,095
Total Affiliated Securities ... $218,772,542 $835,221,746 $(860,932,247) $— $— $193,062,041 $4,231

Franklin Custodian Funds
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
9. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $ 3,428,988,776 $ 3,988,362,844 $ (4,312,460,185) $ — $ — $ 3,104,891,435 3,104,891,435 $ 66,209
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . 1,876,000 101,729,697 (102,250,697) — — 1,355,000 1,355,000 340
Total Affiliated Securities ... $3,430,864,776 $4,090,092,541 $(4,414,710,882) $— $— $3,106,246,435 $66,549
Franklin U.S. Government Securities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $ 85,708,046 $ 265,232,520 $ (284,125,610) $ — $ — $ 66,814,956 66,814,956 $ 1,775
Total Affiliated Securities ... $85,708,046 $265,232,520 $(284,125,610) $— $— $66,814,956 $1,775
Franklin Utilities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $ 12,629,462 $ 126,336,004 $ (109,738,490) $ — $ — $ 29,226,976 29,226,976 $ 371
Total Affiliated Securities ... $12,629,462 $126,336,004 $(109,738,490) $— $— $29,226,976 $371
8. Investments in Affiliated Management Investment Companies
(continued)

Franklin Custodian Funds
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
A summary of inputs used as of December 31, 2021, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin DynaTech Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 125,600,000 $ — $ — $ 125,600,000
Automobiles .......................... 808,236,093 — — 808,236,093
Banks ............................... 180,337,620 — — 180,337,620
Biotechnology ......................... 358,365,000 88,831,734 — 447,196,734
Capital Markets ........................ 712,927,000 — — 712,927,000
Chemicals ........................... — 87,432,101 — 87,432,101
Consumer Finance ..................... 11,600,000 — — 11,600,000
Electric Utilities ........................ 280,080,000 — — 280,080,000
Electronic Equipment, Instruments &
Components ........................ 352,604,500 125,675,164 — 478,279,664
Entertainment ......................... 861,532,000 — — 861,532,000
Equity Real Estate Investment Trusts (REITs) . 236,258,000 — — 236,258,000
Health Care Equipment & Supplies ......... 1,666,080,000 — — 1,666,080,000
Health Care Providers & Services .......... 188,302,500 — — 188,302,500
Health Care Technology ................. 450,123,000 — — 450,123,000
Hotels, Restaurants & Leisure ............. 236,504,500 — — 236,504,500
Industrial Conglomerates ................ 122,965,000 — — 122,965,000
Interactive Media & Services .............. 1,967,216,000 71,632,022 — 2,038,848,022
Internet & Direct Marketing Retail .......... 2,093,574,000 — — 2,093,574,000
IT Services ........................... 3,052,801,131 554,729,681 — 3,607,530,812
Life Sciences Tools & Services ............ 2,042,398,020 287,580,246 — 2,329,978,266
Media ............................... 80,450,000 — — 80,450,000
Personal Products ..................... 13,874,619 — — 13,874,619
Pharmaceuticals ....................... 425,678,000 — — 425,678,000
Professional Services ................... 79,030,000 — — 79,030,000
Semiconductors & Semiconductor Equipment . 3,517,134,903 — — 3,517,134,903
Software ............................. 7,018,492,351 — — 7,018,492,351
Technology Hardware, Storage & Peripherals . 284,112,000 — — 284,112,000
Trading Companies & Distributors .......... 6,406,000 — — 6,406,000
Preferred Stocks ........................ — 13,516,121 — 13,516,121
Short Term Investments ................... 362,195,392 35,563,865 — 397,759,257
Total Investments in Securities ........... $27,534,877,629 $1,264,960,934
a
$— $28,799,838,563
Franklin Focused Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 1,256,000 — — 1,256,000
Automobiles .......................... 6,320,800 — — 6,320,800
Capital Markets ........................ 2,450,760 — — 2,450,760
Electric Utilities ........................ 3,734,400 — — 3,734,400
Entertainment ......................... 4,903,050 — — 4,903,050
Equity Real Estate Investment Trusts (REITs) . 1,556,080 — — 1,556,080
Food & Staples Retailing ................. 3,065,580 — — 3,065,580
Health Care Equipment & Supplies ......... 9,260,672 — — 9,260,672
Health Care Technology ................. 2,299,320 — — 2,299,320
Interactive Media & Services .............. 7,139,480 — — 7,139,480
Internet & Direct Marketing Retail .......... 12,699,820 — — 12,699,820
IT Services ........................... 10,113,194 3,934,391 — 14,047,585
Life Sciences Tools & Services ............ 5,818,803 1,184,057 — 7,002,860
Personal Products ..................... 1,851,000 — — 1,851,000
9. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
Level 1 Level 2 Level 3 Total
Franklin Focused Growth Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Semiconductors & Semiconductor Equipment . $ 17,853,220 $ — $ — $ 17,853,220
Software ............................. 26,198,160 — — 26,198,160
Short Term Investments ................... 4,026,890 — — 4,026,890
Total Investments in Securities ........... $120,547,229 $5,118,448
b
$— $125,665,677
Franklin Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 708,816,561 — — 708,816,561
Auto Components ...................... 99,868,648 — — 99,868,648
Automobiles .......................... 203,279,736 — — 203,279,736
Beverages ........................... 620,882,196 — — 620,882,196
Biotechnology ......................... 343,500,204 — — 343,500,204
Building Products ...................... 308,953,101 — — 308,953,101
Capital Markets ........................ 815,743,935 — — 815,743,935
Chemicals ........................... 541,494,551 — — 541,494,551
Commercial Services & Supplies ........... 89,053,467 — — 89,053,467
Construction Materials .................. 137,195,549 — — 137,195,549
Electric Utilities ........................ 188,021,625 — — 188,021,625
Electrical Equipment .................... 100,971,045 — — 100,971,045
Electronic Equipment, Instruments &
Components ........................ 711,908,825 — — 711,908,825
Entertainment ......................... 257,432,312 — — 257,432,312
Equity Real Estate Investment Trusts (REITs) . 234,272,033 — — 234,272,033
Food Products ........................ 34,092,039 — — 34,092,039
Health Care Equipment & Supplies ......... 1,029,980,853 — — 1,029,980,853
Health Care Providers & Services .......... 212,447,024 — — 212,447,024
Health Care Technology ................. 71,444,329 — — 71,444,329
Hotels, Restaurants & Leisure ............. 183,980,329 — — 183,980,329
Interactive Media & Services .............. 1,157,946,934 — — 1,157,946,934
Internet & Direct Marketing Retail .......... 925,079,290 — — 925,079,290
IT Services ........................... 1,202,442,602 155,846,478 43,307,866 1,401,596,946
Life Sciences Tools & Services ............ 1,409,851,546 110,580,765 — 1,520,432,311
Machinery ............................ 903,125,673 — — 903,125,673
Media ............................... 123,724,112 — — 123,724,112
Personal Products ..................... 78,853,874 — — 78,853,874
Pharmaceuticals ....................... 902,098,269 — — 902,098,269
Professional Services ................... 474,940,604 — — 474,940,604
Road & Rail .......................... 720,948,928 — — 720,948,928
Semiconductors & Semiconductor Equipment . 1,569,166,765 — — 1,569,166,765
Software ............................. 3,835,900,023 — 20,449,176 3,856,349,199
Technology Hardware, Storage & Peripherals . 1,102,436,242 — — 1,102,436,242
Textiles, Apparel & Luxury Goods .......... 311,564,064 — — 311,564,064
Trading Companies & Distributors .......... 172,771,293 — — 172,771,293
Water Utilities ......................... 129,688,462 — — 129,688,462
Convertible Preferred Stocks ............... — — 71,042,021 71,042,021
Short Term Investments ................... 193,062,041 12,929,918 — 205,991,959
Total Investments in Securities ........... $22,106,939,084 $279,357,161
c
$134,799,063 $22,521,095,308
9. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
Level 1 Level 2 Level 3 Total
Franklin Income Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 1,232,076,373 $ — $ — $ 1,232,076,373
Banks ............................... 2,668,830,000 407,230,989 — 3,076,060,989
Beverages ........................... 1,535,659,871 — — 1,535,659,871
Biotechnology ......................... 1,668,540,000 — — 1,668,540,000
Capital Markets ........................ 196,320,000 — — 196,320,000
Chemicals ........................... 349,899,000 420,779,353 — 770,678,353
Communications Equipment .............. 633,700,000 — — 633,700,000
Containers & Packaging ................. 80,547,069 — — 80,547,069
Diversified Telecommunication Services ..... 2,389,027,023 — — 2,389,027,023
Electric Utilities ........................ 4,349,542,500 — — 4,349,542,500
Energy Equipment & Services ............. 277,200,000 — — 277,200,000
Food & Staples Retailing ................. 289,452,345 — — 289,452,345
Health Care Equipment & Supplies ......... 258,893,970 — — 258,893,970
Health Care Providers & Services .......... 421,948,000 — — 421,948,000
Health Care Technology ................. 22,150,000 — — 22,150,000
Household Products .................... 531,635,000 — — 531,635,000
Independent Power and Renewable Electricity
Producers .......................... 132,066,000 — — 132,066,000
Industrial Conglomerates ................ 407,387,500 — — 407,387,500
Insurance ............................ 53,116,500 — — 53,116,500
IT Services ........................... 630,140,000 — — 630,140,000
Metals & Mining ....................... 142,377,500 — — 142,377,500
Multi-Utilities .......................... 2,322,150,563 — — 2,322,150,563
Oil, Gas & Consumable Fuels ............. 3,610,297,500 — — 3,610,297,500
Personal Products ..................... — 536,028,780 — 536,028,780
Pharmaceuticals ....................... 4,838,588,690 266,810,596 — 5,105,399,286
Road & Rail .......................... 251,930,000 — — 251,930,000
Semiconductors & Semiconductor Equipment . 592,250,052 — — 592,250,052
Specialty Retail ........................ 415,010,000 — — 415,010,000
Tobacco ............................. 1,023,460,500 111,304,652 — 1,134,765,152
Wireless Telecommunication Services ....... — 263,377,228 — 263,377,228
Equity-Linked Securities ................... — 12,769,243,071 — 12,769,243,071
Convertible Preferred Stocks :
Capital Markets ........................ 125,752,500 — — 125,752,500
Electric Utilities ........................ 1,387,949,500 — — 1,387,949,500
Machinery ............................ 20,972,000 — — 20,972,000
Multi-Utilities .......................... 604,499,330 — — 604,499,330
Thrifts & Mortgage Finance ............... — 43,562,500 — 43,562,500
Preferred Stocks ........................ 29,700,000 — — 29,700,000
Warrants .............................. 222,825,000 — — 222,825,000
Convertible Bonds ....................... — 106,991,614 — 106,991,614
Corporate Bonds ........................ — 17,801,793,764 — 17,801,793,764
Senior Floating Rate Interests ............... — 120,060,761 — 120,060,761
U.S. Government and Agency Securities ....... — 4,679,736,320 — 4,679,736,320
Asset-Backed Securities .................. — 54,513,751 — 54,513,751
Mortgage-Backed Securities ................ — 38,282,824 — 38,282,824
Escrows and Litigation Trusts ............... — 26,778,250 — 26,778,250
Short Term Investments ................... 3,106,246,435 338,858 — 3,106,585,293
Total Investments in Securities ........... $36,822,140,721 $37,646,833,311
d
$— $74,468,974,032
9. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
10. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin Income Fund (continued)
Liabilities:
Other Financial Instruments:
Options written .......................... $ 84,229,954 $ — $ — $ 84,229,954
Total Other Financial Instruments ......... $84,229,954 $— $— $84,229,954
Franklin U.S. Government Securities Fund
Assets:
Investments in Securities:
e
U.S. Government and Agency Securities ....... — 20,571,875 — 20,571,875
Mortgage-Backed Securities ................ — 3,953,693,592 — 3,953,693,592
Short Term Investments ................... 66,814,956 — — 66,814,956
Total Investments in Securities ........... $66,814,956 $3,974,265,467 $— $4,041,080,423
Franklin Utilities Fund
Assets:
Investments in Securities:
Common Stocks :
Diversified Telecommunication Services ..... — 70,676,157 — 70,676,157
Electric Utilities ........................ 3,951,276,543 26,680,541 — 3,977,957,084
Gas Utilities .......................... 147,452,500 — — 147,452,500
Independent Power and Renewable Electricity
Producers .......................... 86,901,000 — — 86,901,000
Multi-Utilities .......................... 1,961,560,125 204,219,807 — 2,165,779,932
Oil, Gas & Consumable Fuels ............. 127,537,000 — — 127,537,000
Water Utilities ......................... 85,904,000 29,486,930 — 115,390,930
Short Term Investments ................... 29,226,976 — — 29,226,976
Total Investments in Securities ........... $6,389,858,144 $331,063,435
f
$— $6,720,921,579
a
Includes foreign securities valued at $1,229,397,069, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
b
Includes foreign securities valued at $5,118,448, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $266,427,243, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
d
Includes foreign securities valued at $2,005,531,598, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
e
For detailed categories, see the accompanying Statement of Investments.
f
Includes foreign securities valued at $260,387,278, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
9. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
Abbreviations
Selected Portfolio
ADR American Depositary Receipt
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
FRN Floating Rate Note
GDR Global Depositary Receipt
GNMA Government National Mortgage Association
LIBOR London Inter-Bank Offered Rate
NYRS New York Registry Shares
Cu r rency
USD
United States Dollar
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.